ICM SERIES TRUST

                   Filing Type: 485BPOS
                   Description: Post-effective Amendment
                                Pursuant to Rule 485
                   Filing Date: May 1, 2000
                    Period End: N/A

              Primary Exchange: NYSE
                        Ticker: IZZYX (investment class)
                                IZZIX (institutional class)

      As filed with the Securities and Exchange Commission on May 1, 2000

                                                Registration No. 33-40819
                                                                 811-8507

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.  __                                              [_]
Post-Effective Amendment No. 03                            File No. 33-40819 [X]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 03                                           File No. 811-8507 [X]
                                ----------------

                                ICM SERIES TRUST
                        ICM/ISABELLE SMALL-CAP VALUE FUND
               (Exact Name of Registrant as Specified in Charter)

                                105 Motor Parkway
                                    Suite 109
                            Hauppauge, New York 11788
                    (Address of Principal Executive Offices)

                                  800-472-6114
                         (Registrant's Telephone Number)

                            JOSEPH F. MAZZELLA, ESQ.
                          Nutter, McClennen & Fish, LLP
                             One International Place
                           Boston, Massachusetts 02110
                     (Name and Address of Agent for Service)

                                   COPIES TO:

 WARREN J. ISABELLE, CFA                       MICHAEL MIOLA
 Ironwood Capital Management, LLC              American  Data Services, Inc.
 21 Custom House Street, #240                  105 Motor Parkway, #109
 Boston, Massachusetts 02109                   Hauppauge, NY  11788

It is proposed that this filing will become effective (check appropriate box)

[X]   immediately  upon filing pursuant to paragraph (b) of Rule 485
[_]   on (date) pursuant to paragraph (b) of Rule 485
[_]   60 days after  filing  pursuant  to paragraph  (a)(1) of Rule 485
[_]   on (date) pursuant to paragraph (a)(1) of Rule 485
[_]   75 days after  filing  pursuant to  paragraph  (a)(2) of Rule 485
[_]   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[COVER PAGE]
Logo

ICM FUNDS

ICM SERIES TRUST

ICM/ISABELLE SMALL CAP VALUE FUND

Investment Shares  (Symbol: IZZYZ)

Institutional Shares  (Symbol: IZZIX)


PROSPECTUS

MAY 1, 2000


The fund invests in the common stock of small companies that are believed to have the potential for substantial appreciation over time.

The fund is designed for long-term investors who are able to tolerate the volatility that exists with investing in small company stocks.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Information About the Fund                                                     1
         Investment Objective and Philosophy                                   1
         Principal Investment Strategies                                       1
         Principal Risks                                                       3
         Past Performance                                                      4
         Fees and Expenses                                                     5
         Understanding Expenses                                                5

The Fund's Management                                                          7
         Portfolio Management                                                  7
         Portfolio Turnover                                                    7


Information About Your Account                                                 8
         Purchasing Shares                                                     8
         Opening An Account                                                    8
         Share Classes                                                         8
         Distribution Arrangements                                             8
         Determining Share Price                                               9
         Selling Shares                                                       10

Distributions and Taxes                                                       12
         Tax Considerations                                                   12
         Tax Consequences                                                     12

Financial Highlights                                                          14

Why You Should Read This Prospectus

Reading the prospectus will help you to decide whether the ICM/Isabelle Small Cap Value Fund is the right investment for you. It allows you to compare the fund's objective, principal investment strategies, principal risks and performance with other mutual funds. Please keep it for future reference.

INFORMATION ABOUT THE FUND

INVESTMENT OBJECTIVE AND PHILOSOPHY

The fund seeks capital appreciation by investing its assets primarily in relatively undervalued common stocks of domestic small companies.

PRINCIPAL INVESTMENT STRATEGIES

Ironwood Capital Management, LLC (ICM), the fund's investment adviser, seeks to combine the risk-averse nature of value investing with the superior long-term capital appreciation potential of small company stocks. The fund invests at least 80% of its assets in companies that have market capitalizations of less than $1 billion at the time of purchase. Market capitalization is the stock price multiplied by the total number of shares outstanding.

It is ICM's intention to be fully invested in small cap securities at all times. To maintain the fund's investment objective it will close to new investors when assets reach $500 million.

Using a bottom-up approach with fundamental analysis, ICM analyzes a company's recent valuation, price/earnings ratio and tangible assets, such as cash, real estate and equipment, to determine whether it presents the best value in terms of current price, cash flow, and current and forecasted earnings.

[CALLOUT]
BOTTOM-UP APPROACH TO INVESTING refers to the analysis of individual company information before considering the impact of industry and economic trends.

[CALLOUT]
FUNDAMENTAL ANALYSIS is the analysis of company financial statements to forecast future price movements using past records of assets, earnings, sales, products, management and markets.

ICM believes that this approach helps to identify companies whose market value is substantially below true economic value. These companies are often neglected, overlooked or out-of-favor in the market. As a result, their current stock prices may not reflect the companies' long-term economic value. Frequently, these companies exhibit one or more of the following traits:

   O a company in transition, or in the process of being turned-around

   O emerging, the company has a new product or innovation to offer the marketplace

   O positioned to benefit from internal changes, such as a shift in management, or external catalysts, such as a cyclical turn around of a depressed business or industry.

In selecting these securities, an in-depth research and analysis of each company is conducted. ICM looks at:

   O potential cash flow

   O quality and commitment of management

   O overall financial strength

   O existing assets.

ICM often conducts in-person visits or discussions with management as well.

[CALLOUT]
VALUE INVESTING is an approach to investing that seeks to identify, through in-depth research and analysis, companies that are undervalued in the market place -- companies whose market value is less than their economic value. Such companies are often out of favor or not closely followed by investors, but offer the potential for substantial appreciation over time.

Although it is unlikely, the fund may also invest its assets in other securities or engage in different investment practices. These securities and practices are not part of the fund's principal investment strategies, but may be used from time to time to supplement or enhance the fund's principal investment strategies in an effort to achieve the fund's investment objectives. They include convertible and debt securities, foreign securities, rights and warrants, illiquid and restricted securities, below investment-grade debt securities, commonly referred to as "junk-bonds," repurchase agreements, when issued and delayed delivery securities, hedging transactions, short sales against the box, lending portfolio securities and borrowing money. Investments in these securities and engaging in any of these investment practices offer certain opportunities and carry various risks. Please refer to the statement of additional information for more information on these securities and investment practices.

ICM may sell a security when it achieves the clearly defined target price. A security may also be sold if any of the following occur:

   O a disruptive change in management

   O the company is unable to operate under its financial burdens

   O the cycle fails to materialize

   O a company's product or technology cannot be commercialized

   O the investment time horizon of 2-to-3 years is exceeded.

                                 PRINCIPAL RISKS

There are two basic risks prevalent in all mutual funds investing in common stock: "management" and "market" risks.

   O Management risk means that your investment in the fund varies with the success and failure of ICM's value-oriented investment strategies and ICM's research, analysis and determination of portfolio securities. If ICM's investment strategies do not produce the expected results, your investment could be diminished or even lost.

   O Market  risk means that the price of common  stoc may move down in response to general market and economic conditions, investor perception and anticipated events, as well as the activities of the individual company. Additionally, because the fund invests in common stocks, its share price will change daily in response to stock market movements.

SMALL CAP STOCKS

Because the fund invests in small companies the fund's share price may be more volatile than the share price of funds investing in larger companies. Small companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. If small companies fall out-of-favor with the market and investors, the price of your shares may fall, causing the value of your investment in the fund to fall.

VALUE INVESTING

Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

DEFENSIVE INVESTING

For temporary defensive purposes, the fund may hold cash or invest its net assets in short-term securities including U.S. Treasury securities, high quality commercial paper and repurchase agreements. Although the fund may do this to reduce losses, these measures may adversely affect the fund's efforts to achieve its objective.

The fund cannot eliminate risk or assure achievement of its objective. If the risks above are realized you may lose money on your investment in the fund.

PAST PERFORMANCE

Annual return includes the reinvestment of dividends and distributions and reflects fund expenses. As with all mutual funds, past performance does not guarantee future results.

Year-by-Year Returns (Investment Class)

[BAR CHART]
Calendar Year                       1999

                                   49.49%

During the period shown in the above chart, the highest return for a quarter was 25.41% (quarter ended 6/30/99) and the lowest return for a quarter was -3.18% (quarter ended 3/31/99).

AVERAGE ANNUAL TOTAL RETURN

The fund's average annual return is compared with the Russell 2000 Index, an unmanaged index consisting of broad-based common stocks. The Russell 2000 Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities. While the fund does not seek to match the returns of the Russell 2000 Index, this index is a good indicator of market performance for small company stocks. You may not invest in the Russell 2000 Index, and unlike the fund, it does not incur fees or charges.

The following table provides some indication of the risks of investing in the fund by showing the fund's performance from inception through the end of fiscal year 1999, and by showing how the fund's annual return compares with that of a broad measure of market performance. Returns are based on past performance and are not an indication of future results.

                                    LIFE OF FUND             YEAR ENDED 12/31/99

     Investment Shares*                1.81%                        49.49%

     Institutional Shares**            2.03%                        49.71%

     Russell 2000 Index                3.30%***                     19.63%
---------------------------
*   Investment  Shares  commenced  operations on March 9, 1998.
**  Institutional Shares commenced operations on March 29, 1998.
*** From March 9, 1998

FEES AND EXPENSES

SHAREHOLDER FEES

(fees paid directly from your investment)
The fund is a no-load fund, so you pay no sales charges (loads) to purchase, redeem or exchange shares.

ANNUAL FUND OPERATING EXPENSES

(deducted directly from fund assets)
The costs of operating the fund are deducted from fund assets, which means you pay them indirectly. These costs are deducted before computing the daily share price or making distributions. As a result, they don't appear on your account statement, but instead reduce the total return you receive from your fund investment.

This table describes the fees and expenses that you pay if you buy and hold fund shares.

                                    INVESTMENT SHARES           INSTITUTIONAL
                                                                   SHARES

Management fee                           1.00%                      1.00%

Distribution (12b-1) fees                0.25%                      None

Other expenses                           3.54%                      3.54%

Total Annual Fund Operating              4.79%                      4.54%
Expenses
                                         2.84%                      2.84%
Fee Waiver and/or Expense

Reimbursement*                           1.95%                      1.70%

Net Operating Expenses

* Under a written Investment Advisory Agreement ("Agreement") between the investment adviser and the fund, the investment adviser is obligated for as long as the Agreement remains in effect, to limit total fund expenses, including its investment advisory fee, to 1.95% of the average daily net assets annually for Investment Shares and 1.70% of the average daily net assets annually for Institutional Shares, and to waive such fees and expenses to the extent they exceed these amounts.

[CALLOUT]
UNDERSTANDING EXPENSES

Operating expenses are paid directly by the fund. As a result, you pay for them indirectly, as they reduce the fund's return. The higher the fund's expenses are, the lower its return. Fund expenses include management fees, 12b-1 fees (with respect to the Investment Shares), and administrative costs such as shareholder recordkeeping and reports, accounting services and custody fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It uses the same hypothetical conditions that other funds use in their prospectuses:

   O $10,000 initial investment

   O 5% total return on your investment each year

   O fund operating expenses remain the same

   O redemption at the end of each time period

   O reinvestment of all dividends and distributions


You pay the same amount in expenses whether you hold your shares or sell them at the end of each period. Your actual costs may be higher or lower because fund operating expenses change, so use this example for comparison only. Based on these assumptions at the end of each period your costs would be:

EXAMPLE COSTS

                            1 YEAR        3 YEARS        5 YEARS        10 YEARS

Investment Shares            $198          $612           $1,052         $2,275
Institutional Shares         $173          $536             $923         $2,009

THE FUND'S MANAGEMENT

Ironwood Capital Management, LLC, the fund's manager ("ICM"), is located at 21 Custom House Street, Suite 240, Boston, MA 02109 and was formed in August 1997.

ICM supervises the fund's investment activities and determines which securities are purchased or sold by the fund. ICM is responsible for all expenses in managing the fund. ICM receives an annual fee of 1.00% of the fund's average daily net assets. This fee is computed daily and paid monthly. For the year ended December 31, 1999, this fee was reimbursed to the fund in its entirety.

The fund and ICM have adopted a joint code of ethics under Rule 17j-1 of the 1940 Act that sets forth officer, directors and advisory personnel's fiduciary responsibilities regarding the fund, establishes procedures for personal investing, and restricts certain transactions. Persons subject to the code of ethics, including ICM investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the fund.

[CALLOUT]
PORTFOLIO MANAGEMENT

Mr. Isabelle, President of ICM, is the fund's portfolio manager. Until January 1997, Mr. Isabelle was Senior Vice President and head of Domestic Equity
Management for Pioneer Mutual Funds, and the portfolio manager of Pioneer Capital Growth Fund (from July 1990 through January 1997) and Pioneer Small Company Fund (from November 1995 through January 1997). From February 1997 through May 1997, Mr. Isabelle was Senior Vice President and Chief Investment Officer of Equities at Keystone Investment Management Company.

PORTFOLIO TURNOVER

Although the fund does not intend to engage in trading for short-term profits it may sell a portfolio security regardless of how long the security has been held. Significant portfolio turnover could increase expenses the fund incurs for securities trading, as well as increase the likelihood that the fund will have more short-term capital gain from investment income, which is not taxed at a preferred rate. Increased expenses and taxes could adversely affect the fund's overall performance, as they reduce the fund's return. See "Fees and Expenses."

INFORMATION ABOUT YOUR ACCOUNT

This fund is a no-load fund, which means that you may purchase, redeem or exchange shares directly at their net asset value without paying a sales charge. However, you may be charged a fee or have higher investment minimums if you buy, sell or exchange shares through a securities dealer, bank or financial institution.

PURCHASING SHARES

OPENING AN ACCOUNT

You may purchase fund shares by check or wire.  All checks must be made payable in U.S.  dollars and drawn on US banks.  Third party checks will not be accepted. The fund reserves the right to wait until it receives acknowledgment to its satisfaction that a check has cleared and payment has been posted before issuing fund shares. A $20 charge will be imposed on any returned checks.

SHARE CLASSES

The fund offers two classes of shares: Investment Shares and Institutional Shares. Institutional Shares are offered to investors that meet the $500,000 minimum investment.

SHARE                      TO OPEN               MINIMUM              MINIMUM
CLASS                      AN ACCOUNT            ADDITION             BALANCE

Investment Shares          $  1,000              $   100              $  1,000
IRAs                       $  1,000              $   100              $  1,000
AIP                        $  1,000              $   100              $  1,000

Institutional              $500,000              $50,000              $250,000
Shares


The fund may waive account minimums if it is economically feasible and in the best interests of the fund's shareholders. The fund has the right to reject any purchase order, or limit or suspend the offering of its shares.

DISTRIBUTION ARRANGEMENTS

The fund has adopted a plan under rule 12b-1 allowing it to compensate the fund's distributor for the sale and distribution of its Investment Shares. The distributor receives up to 0.25% of the average daily net assets of Investment Shares. Because this fee is paid on an ongoing basis, it may cost you more than other types of sales charges.

                          OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
By Mail:                  Complete the application.                     Make check payable to "ICM
                                                                        Series Trust."  Be sure to
                                                                        include your account number
                                                                        on the check.

                          Make your check payable to                    Fill out investment slip and
                          "ICM Series Trust."                           indicate the class of shares
                                                                        you wish to purchase.

                          Mail application and check to:                Mail check with investment
                          ICM Series Trust                              slip to the address on the
                          P.O. Box 5536                                 left.
                          Hauppauge, NY 11788-0132

By Wire:                  Mail your application to the                  Wire funds to:
                          above address, then call                      Fifth Third Bank
                          1-800-472-6114 to obtain an                   ABA:  042000314
                          account number.  Include your                 ICM/Isabelle Small Cap
                          Taxpayer Identification Number.               Value Fund
                          Wire funds using the                          DDA:  72980503
                          instructions at the right.                    Your name and account number

By Automatic              Mail your  application with an                Shares are purchased once
Investment Plan           authorized  form to the address               and/or twice a month,  on the
(AIP)                     above, along with a check for                 1st, 15th, or both days.
                          your initial investment payable
                          to "ICM Series Trust." Call 1-
                          800-472-6114 to obtain a form.

By Electronic                                                           Instructions must specify
Funds Transfer                                                          your account registration and
(ACH)                                                                   fund account number preceded
                                                                        by 001 for Investment Shares
                                                                        or 101 for Institutional
                                                                        Shares.

Through a                 Contact your financial                        Contact your financial
Financial                 professional.                                 professional.
Professional


DETERMINING SHARE PRICE

The price at which you buy or sell fund shares is the net asset per share price or NAV. The NAV is calculated for each class at the close of regular trading of the New York Stock Exchange "NYSE" (normally 4:00 p.m. Eastern standard time) each day the NYSE is open. It is not calculated on days the NYSE is closed for trading. The price for a purchase or redemption of fund shares is the NAV next calculated after receipt of your request. The NAV for each class can differ because each class may not have the same portfolio investments or number of shares outstanding.

[CALLOUT]
CALCULATING NAV

The price for each share class is determined by adding the value of that class's investments, cash and other assets, deducting liabilities, and then dividing that amount by the total number of shares outstanding for that class.

When the fund calculates NAV, it values portfolio securities at the last current sales price on the market where the security is normally traded, unless ICM deems that price is not representative of market values. This could happen if, after the close of the market, an event took place that had a major impact on the price of the fund's securities. Securities, which cannot be valued at closing prices, will be valued by ICM at fair value in accordance with procedures adopted by the trustees. If no sales occurred on a particular day, the security is valued at the mean between the most recently quoted bid and asked price.

SELLING SHARES

WHAT YOU NEED TO KNOW WHEN SELLING SHARES

You may sell your shares on any day the fund is open for business. No redemption request will be processed until your shares have been paid for in full. This means if you purchased your shares by check, the redemption payment will be delayed until the fund has received acknowledgment to its satisfaction that the check has cleared and the funds have been posted. In times of drastic economic or market conditions, you may have difficulty selling shares by telephone.

Once your request has been "actually received" by the fund in "proper form" the fund will redeem shares at the next determined share price. "Proper form" means that the fund has actually received and processed your account application, all shares are paid for in full and all documentation including any required signature guarantees are included. "Actual receipt" by the fund, when by mail, means physical receipt at the fund's address listed below, or if by telephone, receipt by an authorized fund representative at the telephone number listed below. Generally, the fund pays redemption proceeds by check within seven days after the request is actually received by the fund. Payment is sent to the address of record.

SELLING YOUR SHARES:

  BY PHONE:      Be sure  to  fill  out the  appropriate  areas  of the  account application.  You may redeem up to  $50,000  per day by calling
                 1-800-472-6114. Shares held by retirement plans may not be redeemed by telephone.

  BY MAIL: Send a letter of instruction including the account number, the dollar value or number of shares and any necessary signature guarantees (see next page) to: ICM Series Trust, P.O. Box 5536, Hauppauge, NY 11788-0132.

  BY WIRE: Be sure to fill out the appropriate areas of th account application. Proceeds of $1,000 or more may be wired to your pre-designated bank account. There is a $20 charge for each wire redemption.

BY SYSTEMATIC    For further information on a systematic withdrawal plan,
WITHDRAWAL       please call 1-800-472-6114.
PLAN:

THROUGH A        Contact your financial professional.
FINANCIAL
PROFESSIONAL:

SIGNATURE GUARANTEES

A signature guarantee must be provided if:

   O you are redeeming shares worth more than $50,000

   O you want the proceeds sent to someone other than the owner of the account

   O you want the proceeds to be mailed to an address other than the address of record

   O the account registration has changed within the last 30 days

   O you want the proceeds wired to a bank not designated on your application.

Signature guarantees are accepted from most domestic banks and securities dealers. A notary public cannot provide a signature guarantee.

[CALLOUT]
SECURITY CONSIDERATIONS

You may give up some level of security by choosing to buy or sell shares by telephone rather than by mail. The fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the shareholder of record. If these procedures are followed, the fund and its service providers are not liable for acting upon instructions communicated by telephone that they believe to be genuine.

INVOLUNTARY REDEMPTION

If your account falls below the stated investment minimums, the fund may redeem your shares. Your account will not be redeemed if the balance falls below the minimum due to investment losses. You will receive notice 45 days prior to an involuntary redemption. If your account is redeemed the proceeds will be sent to the address of record.

IN-KIND REDEMPTIONS

Although the fund expects to make redemptions in cash, it reserves the right to make the redemption a distribution in-kind. This is done to protect the interests of the fund's remaining shareholders. An in-kind payment means you receive portfolio securities rather than cash. If this occurs, you will incur transaction costs when you sell the securities.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

The fund makes distributions to shareholders at least annually from two sources: net long-term capital gain and income dividends, if any. Dividends from income and/or capital gains may also be paid at such other times as may be necessary for the fund to avoid federal income or excise taxes. Most of the fund's distributions are expected to be from net long-term capital gains.

Unless you tell us that you want to receive your distributions in cash, all distributions will be automatically reinvested in additional full and fractional shares of the fund. Your other options are to receive checks for these payments or have them deposited into your bank account.

[Call Out]
TAX CONSIDERATIONS

Unless your investment is in a tax-deferred account you may want to avoid:

Investing a large amount in the fund near the end of the calendar year; if the fund makes a capital gains distribution you will receive some of your investment back as a taxable distribution.

Selling shares at a loss for tax purposes and then making an identical investment within 30 days. The result is a wash sale and you will not be allowed to claim a tax loss.

TAX CONSEQUENCES

The buying, selling and holding of mutual fund shares may result in a gain or a loss and is a taxable event. Distributions from the fund, whether received in cash or additional shares of the fund, may be subject to federal income tax. Any net investment income and net short-term capital gain distributions you receive from the fund are taxable as ordinary dividend income at your income tax rate. Distributions of net capital gains are generally taxable as long-term capital gains. This is generally true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash. You may also have to pay taxes when you exchange or sell shares if your shares have increased in value since you bought them.

TRANSACTION                                          TAX STATUS

Income dividends                                     Ordinary income
Short-term capital gains                             Ordinary income
Long-term capital gains                              Capital gains

If the fund's (1) income distributions exceed its net investment income and net short-term capital gains or (2) capital gain distributions exceed its net capital gains in any one year, all or a portion of those distributions may be treated as a return of capital to you. Although a return of capital is not taxed, it will reduce the cost basis of your shares.

[CALLOUT]
COST BASIS is the amount you paid for your shares. When you sell shares, you subtract the cost basis from the sale proceeds to determine whether you realized an investment gain or loss. For example, if you bought a $1000 worth of shares of the fund and sold them two years later at $1200, your cost basis on the shares is $1000 and your gain is $200.

[CALLOUT]
TAX-DEFERRAL

Generally, if your investment is in a traditional IRA or other tax-deferred account, your dividends and distributions will not be taxed at the time they are paid, but instead at the time you withdraw them from your account.

The fund may be subject to foreign withholding taxes or other foreign taxes on some of its foreign investments. This will reduce the yield or total return on those investments. In addition, we must withhold 31% of your distributions and proceeds if (1) you are subject to backup withholding or (2) you have not provided us with complete and correct taxpayer information such as your Social Security Number (SSN) or Tax Identification Number (TIN).

Your investment in the fund could have additional tax consequences. Please consult your tax advisor on state, local or other applicable tax laws.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the fund's financial performance since it commenced operations through its fiscal year ended December 31, 1999. This information has been audited by Arthur Andersen LLP, whose report along with the fund's financial statements, are included in the annual report which is available upon request.

                                                          INVESTMENT CLASS                   INVESTMENT CLASS
                                                          FOR THE YEAR ENDED                 FOR THE PERIOD
                                                          DECEMBER 31, 1999                  THROUGH
                                                                                             DECEMBER 31, 1998
NET ASSET VALUE, BEGINNING OF PERIOD                           $ 6.91                       $10.00

Income from Investment Operations:
Net investment loss                                             (0.12)                       (0.04)
Net losses on securities
     (both realized and unrealized)                              3.54                        (3.05)
Total from investment operations                                 3.42                        (3.09)
Less Distributions:
From net investment income                                         (0)                          (0)
From net realized gains                                            (0)                          (0)
Total Distributions                                                (0)                          (0)

NET ASSET VALUE, END OF PERIOD                                 $10.33                       $ 6.91

TOTAL RETURN                                                    49.49%                      (30.90%)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000s)                            $9,993                       $1,660
Ratio of expenses to average net assets:
Before expense reimbursement(2)                                  4.79%                        8.81%(1)
After expense reimbursement(2)                                   1.95%                        1.95%(1)

Ratio of net investment income (loss)
to average net assets:

Before expense reimbursement(2)                                 (4.24%)                      (7.99%)(1)
After expense reimbursement(2)                                  (1.39%)                      (1.13%)(1)

Portfolio turnover rate                                         84.30%                       21.43%

---------------------------------------
* Commencement of investment operations
(1) Annualized.
(2) Includes custody earnings credits.


                                                     Institutional Class                Institutional Class
                                                     For The Period                     For The Period
                                                     Ended                              March 9, 1998*
                                                     December 31, 1999                  Through December 31, 1998
NET ASSET VALUE, BEGINNING OF PERIOD                 $        6.92                      $        10.00

Income from Investment Operations:
Net investment loss                                          (0.10)                              (0.04)
Net losses on securities
     (both realized and unrealized)                           3.54                               (3.04)
Total from investment operations                              3.44                               (3.08)
Less Distributions:
From net investment income                                      (0)                                 (0)
From net realized gains                                         (0)                                 (0)
Total Distributions                                             (0)                                 (0)

NET ASSET VALUE, END OF PERIOD                       $       10.36                      $         6.92

TOTAL RETURN                                                 49.71%                             (30.80%)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000s)                  $       7,748                      $        3,734
Ratio of expenses to average net assets:
Before expense reimbursement(2)                               4.54%                               8.56%(1)
After expense reimbursement(2)                                1.70%                               1.70%(1)

Ratio of net investment income (loss)
to average net assets:

Before expense reimbursement(2)                              (4.14%)                            (7.74%)(1)

After expense reimbursement(2)                               (1.30%)                             (0.88)(1)

Portfolio turnover rate                                      84.30%                              21.43%


--------------------
* Commencement of investment operations
(1) Annualized.
(2) Includes custody earnings credits.

[BACK COVER]

LOGO

ICM FUNDS

FOR MORE INFORMATION

Additional information about the fund's investments is available in the fund's semi-annual and annual reports to shareholders. The fund's annual report contains a discussion of the market conditions and investment strategies that affected the fund's performance over the past year.

You may want to read the statement of additional information (SAI) for more information on the fund and the securities it invests in. The SAI is incorporated into this prospectus by reference, which means that it is legally considered to be part of this prospectus.

To request free copies of the semi-annual and annual reports and the SAI, and to request other information or get answers to your questions about the fund, write or call:

BY TELEPHONE:
(800) 472-6114

BY MAIL OR OVERNIGHT DELIVERY:

ICM/Isabelle Small Cap Value Fund
150 Motor Parkway, Suite #109
Hauppauge, NY  11788

VIA THE INTERNET VIEW ONLINE OR DOWNLOAD TEXT-ONLY DOCUMENTS:

ICM Series Trust: www.icmfunds.com
Securities and Exchange Commission: www.sec.gov*

*You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, by calling 1-800-SEC-0330, or by sending your request and the appropriate fee to the SEC's public reference section, Washington DC 20549-6009.

Investment Company Act File Number: 811-08507

                                ICM SERIES TRUST
                        ICM/ISABELLE SMALL-CAP VALUE FUND
                          150 Motor Parkway, Suite 109
                            Hauppauge, New York 11788

                                INVESTMENT SHARES
                              INSTITUTIONAL SHARES

                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2000


ICM Series Trust (the "Trust") is a diversified open-end management investment company. Currently, the Trust offers one investment portfolio, ICM/Isabelle Small-Cap Value Fund (the "Fund"). The Fund currently offers two classes of Shares, Investment Shares ("Investment Shares") and Institutional Shares ("Institutional Shares", together with Investment Shares, the "Shares").

THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS NOT A PROSPECTUS, AND SHOULD BE READ TOGETHER WITH THE FUND'S CURRENT PROSPECTUS DATED MAY 1, 2000. A COPY OF THE PROSPECTUS MAY BE OBTAINED FREE OF CHARGE BY CALLING 1-800-472-6114 OR BY WRITTEN REQUEST TO THE TRUST AT 150 MOTOR PARKWAY, SUITE 109, HAUPPAUGE, NEW YORK 11788.

                                TABLE OF CONTENTS

                                                                   Page

The Fund ........................................................   1
Investment Policies and Practices................................   1
Investment Restrictions..........................................   5
Management of the Fund...........................................   7
Principal Holders of Securities..................................   9
Investment Adviser...............................................  10
Administrator....................................................  12
Transfer Agent...................................................  12
Custodian........................................................  13
Distributor......................................................  13
Distribution Plan................................................  13
Independent Public Accountants...................................  14
Legal Counsel....................................................  14
Purchase of Fund Shares..........................................  15
Redemption of Fund Shares........................................  15
Investment of Portfolio Securities...............................  17
Taxes............................................................  18
Description of Shares............................................  23
Shareholder and Trustee Liability................................  24
Determination of Net Asset Value.................................  25
Investment Results...............................................  26
Registration Statement...........................................  28
Experts .........................................................  28
Report of Independent Public Accountants.........................  29
Financial Statements.............................................  30
Appendix A.......................................................  41

                                    THE FUND

     The Fund, a diversified open-end mutual fund, is currently the only portfolio offered by the ICM Series Trust, a registered investment company that sells redeemable shares representing an ownership interest in the Trust. The Trust was organized as a Massachusetts business trust in the Commonwealth of Massachusetts on November 18, 1997.

                        INVESTMENT POLICIES AND PRACTICES

     This SAI supplements the Fund's Prospectus. The purpose of this SAI is to set forth additional investment policies not described in the Fund's Prospectus, and to provide an expanded description of the Fund's investment strategies, management and other Fund policies which are already contained in the Fund's Prospectus.

CONVERTIBLE SECURITIES AND DEBT SECURITIES

     The Fund may invest up to 5% of its assets in convertible securities. Convertible securities are bonds, notes, debentures, preferred stocks and other securities which may be converted or exchanged at a stated or determinable exchange ratio into shares of common stock. Convertible securities rank senior to common stock in an issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's common stock. The market value of convertible securities tends to increase when interest rates decline, and conversely, tends to decline when interest rates increase. In addition, the price of convertible securities often reflects changes in the value of the underlying common stock.

         The Fund will receive interest payments, if the convertible security is a debt security, or a dividend preference, if the convertible security is preferred stock, until the security matures or the Fund chooses to convert or redeem the security. The Fund benefits from convertible securities by earning current income from the security in an amount greater than the Fund would earn by purchasing the underlying stock outright. The Fund may convert the security if the underlying stock appreciates in value. In determining whether to purchase a convertible security, the Fund will consider the same criteria as if it were purchasing the underlying stock.

     The value of the convertible security may be determined both by the value of its current yield (its "investment value") and the market value of the underlying stock (the "conversion value"). The investment value typically fluctuates inversely with changes in prevailing interest rates and the conversion value fluctuates directly with changes in the price of the underlying stock.

LOWER-RATED SECURITIES

         The Fund may invest up to 5% of its assets in convertible and non-convertible debt securities which are below investment grade or carry no rating, commonly referred to as "junk-bonds". Investment grade securities are rated BBB or higher by Standard & Poor's Rating Service ("S&P"), a division of McGraw Hill

Companies, Inc. or Baa or higher by Moody's Investors Service, Inc. ("Moody's"), two of the top rating services. The Fund will maintain a minimum grade for its lower-rated debt securities of CCC by S&P or Caa by Moody's. If unrated, such debt securities shall be of comparable quality, as determined by the Fund. Lower-rated securities generally offer a higher rate of return than investment grade issues, but also involve greater risks, in that they are sensitive to changes in interest rates, and adverse economic changes in the issuing company's industry. Furthermore, there is less of a market in which to dispose lower-rated debt securities than there is for higher quality securities. These factors may limit the Fund's ability to sell such securities at fair value.

RIGHTS AND WARRANTS

     The Fund may invest up to 5% of its total assets in rights or warrants. These securities entitle the Fund to purchase a set amount of shares of a corporation's stock in exchange for a fixed price per share, during a specified period of time. The warrant may become worthless if the right to purchase the shares is not exercised before the warrant expires. Furthermore, the amount the Fund paid for the warrant together with the amount the Fund is entitled to pay for the underlying security may ultimately exceed the actual market value of the underlying security, during circumstances of poor market performance.

LENDING OF PORTFOLIO SECURITIES

     The Fund may lend up to 25% of its portfolio securities to creditworthy registered brokers, dealers and other financial institutions, in exchange for cash or equivalent collateral equal to the value of the securities. The Fund benefits from such loans by continuing to receive the income on the loaned securities while also earning interest on the cash collateral. The Fund could lose money if the borrower fails to return the loaned securities and the collateral is insufficient to cover the loss. The Fund will monitor on an ongoing basis the creditworthiness of firms to which the Fund lends its portfolio securities. In addition, the Fund will seek to have the loaned securities returned when the Fund wishes to exercise voting or other rights associated with the securities.

FOREIGN SECURITIES

     The Fund may invest up to 5% of its total assets in foreign securities. Such investments may be in the form of American Depository Receipts- stock certificates of a foreign company which are held in trust by a bank or similar financial institution. Foreign securities are associated with significant risks such as fluctuating currency rates, less trading volume and liquidity than U.S. markets, and less stringent accounting and disclosure standards. In addition, foreign investments may be subject to foreign government intervention, or economic or social instability in the foreign issuer's country. These factors may prevent the Fund from obtaining reliable information about the foreign company's financial condition and operations and from selling the company's securities promptly and at a profit.

BORROWING

     The Fund may borrow money in amounts up to 5% of the value of its total assets (but may exceed such 5% limit in order to meet redemption requests). The Fund may not purchase securities while its borrowings exceed the 5% limit. The Fund will not borrow money for the purpose of increasing the Fund's net income. In order to maintain assets in a ratio of 300% of the amount of the Fund's borrowings (required by most banks), the Fund may be required to quickly divest some of its securities and apply the proceeds toward reducing the Fund's debt, even though it may be disadvantageous from an investment standpoint to sell securities at the time.

ILLIQUID AND RESTRICTED SECURITIES

     The Fund may invest in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or are otherwise not readily marketable. Limitations on the resale of such securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly and at reasonable prices. The Fund may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration.

     The Fund may invest up to 15% of its net assets in illiquid securities, or securities which may not be easily sold due to restrictions on resale, conditions or terms that are attached to the security, or the general lack of an available market. The Fund may lose money due to its inability to promptly divest such securities.

RULE 144A SECURITIES

         The Fund may purchase Rule 144A securities which are otherwise illiquid but are still eligible for purchase and sale without limitation by qualified institutional buyers. If the Fund determines such securities to be readily disposable (based upon factors such as the available market and ease of trading) such securities will be excluded from the limit on illiquid securities.

SHORT SALES "AGAINST THE BOX"

         "Short sales" are sales of securities the Fund does not actually own, made with the anticipation that the value of the securities will decrease and the Fund will be able to make a profit by purchasing securities to cover the sale at the lower price. The Fund may make short sales "against the box", in which the Fund actually owns or has the right to acquire securities equal to the securities sold. As collateral for its short sales against the box, the Fund will deposit amounts in escrow equal to the value of securities it has sold short. In order to protect the Fund's investment in its current portfolio of securities, the Fund may fulfill its obligation to deliver securities sold short by using the escrow funds to purchase comparable securities in the marketplace, rather than by delivering securities already in the Fund's portfolio.

HEDGING TRANSACTIONS

         The Fund may use certain hedging techniques to manage risks associated with exposure to the effects of possible changes in security prices, or other factors that affect the value of its portfolio. These techniques, such as buying and selling derivative securities (including options, forward foreign currency exchange contracts, futures contracts or options on futures contracts) involve significant risks and may increase the volatility of the Fund. The Fund may use such hedging transactions solely for risk management purposes and not for speculation. No more than 5% of the Fund's net assets will be placed at risk in hedging transactions.

REPURCHASE AGREEMENTS

     From time to time, the Fund may invest up to 15% of its assets in repurchase agreements, in which the Fund purchases securities from a financial institution such as bank, which agrees to repurchase those securities back from the Fund at a fixed price and at a fixed time (not more than one week from the Fund's original purchase). In the meantime, the securities are held as collateral in a separate account and the Fund receives the interest income on that  account.  The Fund  will  enter  into  repurchase  transactions  only with reputable financial institutions, whose creditworthiness the Fund has investigated. The Fund will also require the financial institution to maintain collateral at all times with a value equal to the amount the Fund paid for the securities. If the bank or other financial institution cannot honor its commitment to repurchase the securities, the Fund could lose money.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

     From time to time the Fund may purchase securities for delivery at a later date, or sell securities for payment at a later date. The value of these securities may fluctuate prior to settlement, and could result in a gain or loss for the Fund. Should any security purchased for delayed delivery decline in value, the Fund may sell the security before settlement to mitigate the loss. The Fund will maintain cash or equivalent collateral in a separate account to cover the value of any securities purchased for later delivery. The Fund will use the daily market value of such securities when calculating the Fund's net assets, rather than the purchase or sale price.

"WHEN", "AS" AND "IF" ISSUED SECURITIES

     The Fund may purchase a company's securities even though actual delivery depends on the occurrence of a particular event, such as the company's merger, corporate reorganization or debt restructuring. The Fund will only include such securities in its portfolio when there is a real possibility of delivery. Until delivery, the Fund will maintain cash or equivalent collateral in a separate account to cover the value of the conditional securities. In addition, the Fund will use the daily market value of such securities when calculating the Fund's net assets.

TEMPORARY DEFENSIVE INVESTMENTS

         There may be periods when the Fund believes that market conditions are unusual. During these periods, the Fund may temporarily assume a defensive position, and place a higher amount of its total assets in short-term liquid assets, cash or cash equivalents.

PORTFOLIO TURNOVER

         Although the Fund does not intend to engage in trading for short-term profits it may sell a portfolio security regardless of how long the security has been held. Please refer to the section of the Fund's Prospectus entitled "Financial Highlights" for the Fund's portfolio turnover rate during the two most recently completed fiscal years. The difference between the 24.43% turnover rate in 1998, compared to the 84.30% rate in 1999 is mainly attributable to the high performance of certain portfolio securities and the manager's having to sell some of those holdings in order to stay within regulatory guidelines and the policies of the fund. The fund's manager expects the annual portfolio rate for 2000 to be between 45% and 65%.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL RESTRICTIONS. In addition to the investment policies contained in the Prospectus, the Fund has adopted the investment restrictions listed below. Approval by a majority of the outstanding shares of the Fund is required to change these restrictions. Majority approval means approval by the lesser of (i) the holders of more than 50% of all the Fund's outstanding shares; or (ii) the holders of 67% of shares represented at any meeting at which at least 50% of the Fund's outstanding shares are present. The Fund may exceed the percentage limits set forth in these investment restrictions if such excess is due to a fluctuation in the value of the Fund's net assets (except in the case of excess borrowings).

     The Fund may not:

     (1) Invest 25% or more of its total assets in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries);

     (2) With respect to 75% of the Fund's total assets, invest more than 5% of the Fund's total assets (taken at market value at the time of purchase) in securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

     (3) Borrow amounts greater than 5% of its total assets for temporary purposes and greater than 33 1/3% of its total assets for meeting redemption requests (when aggregated with temporary borrowings);

     (4) Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by restriction 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

     (5) Loan its securities to other persons in excess of 25% of the Fund's total assets, provided that, the Fund may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

     (6) Act as an underwriter for other issuers (except as the Fund may be deemed an underwriter when selling its portfolio securities);

     (7) Purchase or sell real property or any real estate interests; including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real property or real estate interests;

     (8) Purchase securities on margin, except as short-term credit necessary for clearing any purchase and sale of portfolio securities, but the Fund may deposit margins in connection with transactions in options, futures and options on futures;

     (9) Invest in commodities or commodity futures contracts, except for: (i) forward foreign currency contracts; (ii) financial futures contracts; and (iii) options on financial futures contracts, securities, foreign currencies and securities indices; and

     (10) Issue any senior securities, except as permitted by the 1940 Act.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The following restrictions have also been adopted by the Fund. These restrictions may be amended by a vote of the Trust's Board of Trustees without the approval of shareholders.

The Fund may not:

     (1) Sell securities short, except transactions involving selling securities short "against the box";

     (2) Make investments for the purpose of exercising control or management;

     (3) Invest or maintain more than 15% of its net assets in securities which cannot be readily resold because of legal or contractual restrictions; or

     (4) Invest in other investment companies except as permitted under the 1940 Act.

                             MANAGEMENT OF THE FUND

     The Trust is directed by a Board of Trustees, which has broad supervision over the affairs of the Fund and the Trust. The officers of the Trust are responsible for the Fund's operations. Listed below are the Trustees and officers of the Trust who are primarily responsible for managing the Fund, and their principal occupations during the past five years.

                                       POSITION WITH                PRINCIPAL OCCUPATION DURING PAST
                                       -------------                --------------------------------
NAME, AGE AND ADDRESS                  THE FUND                     FIVE YEARS
---------------------                  --------                     ----------
Warren J. Isabelle,                    Trustee,                     Portfolio Manager, Pioneer
CFA*                                   President and                Capital Growth Fund, July 1990 to
Age 48                                 Chairman of the              January 1997; Senior Vice
21 Custom House Street                 Board                        President and Head of Domestic
Boston, MA 02109                                                    Equity Management, Pioneer Mutual
                                                                    Funds,  June 1994 to January 1997;
                                                                    Portfolio Manager, Pioneer Small
                                                                    Company Fund; Senior Vice
                                                                    President and Chief Investment
                                                                    Officer of Equities at Keystone
                                                                    Investment Management Company,
                                                                    February 1997 through May 1997.

Richard L. Droster*                    Trustee and                  Director of Institutional
Age 38                                 Executive Vice-              Marketing, Heartland Advisors,
21 Custom House Street                 President                    Inc. (Investment Advisors),
Boston, MA 02109                                                    October 1992 through October
                                                                    1996; Vice President, Prospect
                                                                    Street Investment Management Co.,
                                                                    Inc., June 1997 through August
                                                                    1997.

N. Stephen Ober(1)                     Trustee                      Corporate Medical Director and
Age 40                                                              Executive Vice President, Private
1050 Winter Street                                                  Healthcare Systems, Inc. (managed
Suite 3200                                                          health care organization), 1990
Waltham, MA 02451                                                   through 1995; President and Chief
                                                                    Executive Officer, Synergy Health
                                                                    Care, Inc. (health care
                                                                    information systems), 1995 to
                                                                    present.

Donald A. Nelson,                      Trustee                      Assistant Professor, Department
CPA(1)                                                              of Accounting and Finance,
Age 54                                                              Merrimack College, since 1975;
Merrimack College                                                   Certified Public Accountant, 1972
Andover, MA 01810                                                   to present.


                                       POSITION WITH                PRINCIPAL OCCUPATION DURING PAST
NAME, AGE AND ADDRESS                  THE FUND                     FIVE YEARS
---------------------                  --------                     ----------
John A. Fiffy(1)                       Trustee                      Acquisition Consultant, Digital
Age 49                                                              Equipment Corporation (n/k/a
Compaq Computer Corp.                                               Compaq Computer Corporation),
200 Forest Street                                                   1993 to present.
Marlboro, MA 01752


Gary S. Saks                           Vice-President,              Client Service Representative and
Age 31                                 Secretary,                   New Accounts Assistant Manager,
21 Custom House Street                 Treasurer and                Furman Selz Prime Brokerage
Boston, MA 02109                       Chief Financial              Department (brokerage), December
                                       Officer                      1993 to July 1995; Consultant Air
                                                                    Travelers Service Corporation,
                                                                    January 1997 to September 1997;
                                                                    Consultant, Dorchester Tire
                                                                    Service, January 1996 to December
                                                                    1996.

* These Trustees are considered Interested Persons within the meaning of the 1940 Act. Mr. Isabelle is President and Chief Investment Officer and Mr. Droster is Executive Vice-President of Ironwood Capital Management, LLC, the Fund's Investment Adviser.

(1) Messers. Ober, Nelson and Fiffy serve on the Fund's Audit Committee and Nominating Committee. The Fund has no Management or Executive Committees.

                    Amount of compensation paid by the Trust
                 during the fiscal year ending December 31, 1999
                 -----------------------------------------------

                                                                                                             Total
                                     Aggregate             Retirement                                   Compensation from
                                       Annual            Benefits Accrued       Pension Estimated         the Trust and
         Name of Person             Compensation         as Part of Fund         Annual Benefits        Fund Complex Paid
     and Position with Fund        from the Trust            Expenses            Upon Retirement            to Trustee
     ----------------------        --------------        ----------------        ---------------        -----------------
Warren J. Isabelle(1)                   $0                  None                     None                     $0
Chairman of the Board,
President and Trustee

Richard L. Droster(1)                   $0                  None                     None                     $0
Vice-President and
Trustee

N. Stephen Ober                       $2,000                None                     None                   $2,000
Trustee

Donald A. Nelson                      $2,000                None                     None                   $2,000
Trustee

John A. Fiffy                         $2,000                None                     None                   $2,000
Trustee

Gary S. Saks(2)                         $0                  None                     None                     $0
Vice-President,
Secretary and Treasurer


     (1) The Fund does not pay any annual trustee's fee to any Trustee who is affiliated with ICM.

     (2) The Trust pays no salaries or compensation to any of its officers.

                         PRINCIPAL HOLDERS OF SECURITIES

         The following table sets forth, as of April 1, 2000 (A) the name, address and holdings of each person known by the Fund to be a record or beneficial owner of (i) more than 5% of the outstanding Investment or Institutional Shares of the Fund; (ii) more than 25% of the total outstanding voting Shares of the Fund; and (B) the percentage of the Fund's Shares owned by all officers and Trustees of the Fund as a group.


Owner of Shares                                                           Percentage of
of the Fund                       Address                                 Ownership of Shares
---------------                   -------                                 -------------------
Carey & Co.                       P.O. Box 1558                           64.83% of Institutional
                                  Columbus, OH 43216                      Shares
                                                                          10.18% of all outstanding
                                                                          shares

National Investor                 55 Water Street, 32nd Floor             35.10% of Institutional
Services Corp.                    New York, NY 10041                      Shares
                                                                          5.51% of all outstanding
                                                                          shares

Charles Schwab & Co.,                                                     40.51% of Investment
Inc.                              101 Montgomery Street                   Shares
                                  San Francisco, CA 94104                 34.19% of all outstanding
                                                                          shares (*)

National Financial                200 Liberty Street, One                 35.75% of Investment
Services Corp.                    World Financial                         Shares
                                  New York, NY 10281                      30.17% of all outstanding
                                                                          shares (*)

Donaldson Lufkin                  P.O. Box 2052                           5.75% of Investment
Jenrette Securities               Jersey City, NJ 07303                   Shares
Corp.                                                                     4.85%% of all outstanding
                                                                          shares

     The Trustees and officers, as a group, own less than 1% of the Fund.

     (*) Charles Schwab & Co. and National Financial Services Corp. each owns in excess of 25% of the total outstanding Shares of the Fund and may be considered a Control Person within the meaning of the 1940 Act. Should the Fund hold annual meetings of shareholders, the effect of other shareholders' voting rights could be diminished by the influence of Charles Schwab and National Financial's substantial voting power. The Fund does not intend to hold annual meetings of shareholders, as set forth in the section of this SAI entitled "Description of Shares".

                               INVESTMENT ADVISER

         Ironwood Capital Management, LLC ("ICM")
         21 Custom House Street
         Boston, Massachusetts 02109

         Mr. Warren J. Isabelle, President and Chief Executive Officer of ICM is the controlling principal of ICM and is also an officer and Trustee of the Trust. Richard L. Droster, Executive Vice President of ICM is also an officer and Trustee of the Trust.

         As the Fund's investment adviser, ICM determines in its discretion which securities the Fund will purchase, sell or otherwise dispose of, pursuant to an agreement between ICM and the Trust. The term of the agreement extends for one year, and is renewable annually by vote of a majority of the Trustees (including a majority of the Trustees who are not parties to the contract or interested persons of any such parties). The agreement may not be assigned and may be terminated without penalty by either party upon sixty days' written notice, (in the case of the Fund, by vote of a majority of the Board of Trustees or outstanding voting securities).

         Pursuant to the agreement, ICM will not be held liable for any error of judgment or mistake of law, or for any investment losses resulting from ICM's recommendations. ICM is responsible for its own willful bad acts, bad faith or gross negligence while performing its duties and its own reckless disregard of its obligations.

         ICM also privately manages investment portfolios for individuals, partnerships, corporations, and other institutional investors.

         ICM is responsible for all expenses related to its services for the Fund. ICM has undertaken to waive its fees and reimburse the Fund to the extent total annualized expenses exceed 1.95% of the average daily net assets for Investment Shares and 1.70% of the average daily net assets for Institutional Shares. All other expenses will be paid by the Fund. Expenses incurred by the Fund are:

   O  distribution expenses for Investment Shares;
   O charges by any administrator, registrar, custodian, stock transfer and dividend disbursing agent;
   O  brokerage commissions;
   O  taxes;
   O costs of registering the Fund and its shares under federal and state securities laws;
   O cost of printing, typesetting, and distributing Fund offering materials to shareholders;
   O  expenses   associated  with   shareholders'  and  Trustees'  meetings  and
      preparing and distributing proxy statements to shareholders;
   O fees and travel expenses of Trustees or members of any advisory board or committee who are not employees or affiliates of ICM;
   O  expenses incident to any dividend, withdrawal or redemption options;
   O  charges and expenses of any outside share valuation service;
   O legal and accounting fees (excluding compensation of attorneys who are employees of the Adviser);
   O  membership dues of industry associations;

   O  interest payable on Fund borrowings;
   O  postage;
   O  insurance premiums on property and employees;
   O  other extraordinary expenses;
   O expenses of any outside pricing service for Fund Shares; and O all other costs of the Fund's operations.

         As compensation for its management services and expenses incurred, ICM is entitled to a monthly management fee from the Fund at the rate of 1.00% of the Fund's average daily net assets, which fee is computed daily. The Fund paid ICM $32,430 in investment advisory fees and ICM waived its fees and reimbursed the Fund $224,508 for services rendered during the period commencing with operations and ending December 31, 1998. The Fund paid ICM $78,006 in investment advisory fees and ICM waived its fees and reimbursed the Fund $221,224 for services rendered during the year ended December 31, 1999.

                                  ADMINISTRATOR

         American Data Services, Inc.
         150 Motor Parkway, Suite 109
         Hauppauge, New York  11788

         American Data Services, Inc. ("ADS"), furnishes the Trust with clerical help, data processing, internal auditing and legal services and certain other services required by the Trust. It also prepares reports for the Fund's shareholders, tax returns, filings with SEC and state securities authorities, and generally assists in all aspects of the Trust's operations, other than providing investment advice.

         As compensation for its services, ADS receives a monthly fee per each portfolio serviced based of the value of each such portfolio, or a Net Asset Charge equal to the greater of the minimum fees set forth below or 1/12th of 1% (12 basis points) of the value of the aggregate average daily net assets of the Fund (and any other Fund of the Trust for which the administrator provides services), computed daily.

         The following minimum fees are per portfolio serviced:

      FEE PER PORTFOLIO SERVICED

         Under $10  Million........................................... $1,625 00
         From  $10  Million to $20 Million............................ $2,000.00
         From  $20  Million on........................................ $2,500.00

      Under certain, limited circumstances, ADS may charge the Fund additional amounts for administrative services outside of the ordinary course of business.

      There is currently only one Portfolio serviced. The Fund anticipates that there will continue to be only one Portfolio serviced.

                                 FUND ACCOUNTING

      American Data Services, Inc.
      150 Motor Parkway, Suite 109
      Hauppauge, New York 11788

      ADS also provides the Fund with the following accounting services:

   O calculate and transmit to NASDAQ the Fund's daily net asset value and communicate such value to the Fund and its transfer agent.
   O obtain daily securities quotations for all securities in the Fund's portfolio from independent pricing services, and a determination unrealized appreciation/depreciation of portfolio securities;
   O maintain and keep current all books and records of the Fund as required by Rule 31a-1 under the 1940 Act, and any other documents necessary or advisable for compliance with applicable regulations.
   O Prepare and maintain cash receipts journal, cash disbursements journal, dividend record, purchase and sales "portfolio securities journals", subscription and redemption journals, securities ledger, broker ledger, general ledger, daily expense accruals, daily income accruals, securities and monies borrowed or loaned and collateral given, foreign currency journal and trial balances.

As compensation for its accounting services ADS receives a monthly fee per portfolio equal to the prior month's average net assets (there is no prorating of partial months) as follows:

     Fee Per Portfolio Serviced

                                                     PORTFOLIO TYPE

     Net Assets (in millions)              FOREIGN*     DOMESTIC    MONEY MARKET
     Under $1.............................. $2,375       $1,200       $1,050
     From $1 to $5......................... $2,775       $1,500       $1,300
     From $5 to $10........................ $3,125       $1,700       $1,500
     From $10 to $20....................... $3,525       $1,850       $1,650
     Over $20.............................. $3,925       $2,000       $1,800

     $25 million to $100 million:
     The Fee for Assets over
     $20 million, plus 1/12 of............  3.50BP**     2.00BP**     2.00BP

     Domestic  portfolios excess assets over $100 million:  1/12 of
     1.00 BP Fee capped at $50,000 per year.

     *  Non US Dollar denominated securities
     ** Basis Points

                          MULTI-CLASS PROCESSING CHARGE

         $300 per month will be charged for each additional class of stock per portfolio.

         Under  certain,   limited  circumstances,   ADS  may  charge  the  Fund
additional amounts for accounting services outside of the ordinary course of business.

         There is currently only one Portfolio serviced. The Fund anticipates that there will continue to be only one Portfolio serviced.

         Prior to August 23, 1999, First Data Investor Services Group, Inc. ("Investor Services Group"), a subsidiary of First Data Corporation, served as the Fund's administrator, fund accountant and transfer agent.

         The Fund paid Investor Services Group $45,017 in administrative fees for services rendered during the period commencing with operations and ending December 31, 1998.

         The Fund paid Investor Services Group $43,122 in administrative fees for services rendered during the period commencing with January 1, 1999 and ending August 20, 1999.

         The Fund paid ADS $8,125 in administrative fees for services rendered during the period commencing with August 23, 1999 and ending December 31, 1999.

                                 TRANSFER AGENT

                  American Data Services, Inc.
                  150 Motor Parkway, Suite 109
                  Hauppauge, New York 11788

         ADS further acts as the Fund's transfer and dividend disbursing agent, pursuant to an agreement with the Trust, and provides the following services:

   O  issues and redeems Shares of the Fund;
   O addresses and mails all communications by the Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for shareholders' meetings;
   O  maintains shareholder accounts;
   O responds to shareholder correspondence; and O makes periodic reports to the Board of Trustees concerning the operations of the Trust.

                                    CUSTODIAN

         The Fifth Third Bank
         38 Fountain Square Plaza
         Cincinnati, Ohio 45263

         As Custodian of the Fund's assets, the bank is responsible for handling the receipt and delivery of securities, collecting interest and dividends on the Fund's investments and safekeeping and controlling the Fund's cash and securities (which may be deposited into the Federal Reserve Treasury Department Book Entry System or the Depository Trust Company). While the Custodian does not determine the Fund's investment policies or make investment recommendations, the Fund may invest in securities and repurchase agreements issued by the Custodian or deal with the Custodian as a principal in securities transactions.

                                   DISTRIBUTOR

         ADS Distributors, Inc.
         150 Motor Parkway, Suite 109
         Hauppague, New York  11788

Pursuant to a underwriting agreement with the Trust, ADS Distributors, Inc. ("ADSD") acts as the Fund's distributor, by selling on a continuous basis the Fund's Investment Shares and Institutional Shares. ADSD is not obligated to sell any particular amount of shares.

                                DISTRIBUTION PLAN
                            (Investment Shares Only)

     The Trust has entered into a Distribution Plan (under Rule 12b-1) with respect to the Fund's Investment Shares (the "Plan"), which permits the Fund to pay ADS Distributors ("ADSD")for distribution expenses borne, or paid to others, by ADSD for the purposes of financing or assisting in the financing of any activity which is primarily intended to result in the sale of the Investment Shares of the Fund. The Trustees believe that the Plan will benefit the Fund by providing greater access to investors than could be achieved without the Plan. The type of distribution expenses covered under the Plan include, but are not limited to, the costs and expenses of direct marketing activities, the design, preparation, printing and distribution of promotional materials, advertising, offering materials, and shareholder materials and the compensation of securities dealers and other financial intermediaries for sales activities. These expenses accrue annually each fiscal year, and may not exceed 0.25% of the Fund's average annual net assets attributable to Investment Shares. ADSD provides the Trust with a quarterly written report of the amounts expended under the distribution plan and the purpose for which such expenditures were made.

         Please refer to the section of the Fund's Annual Report dated December 31, 1999 entitled "Statement of Operations" for the aggregate distribution fees the Fund accrued for the year ended December 31, 1999.

         THE PLAN. The Distribution Plan was adopted by a majority vote of the Board of Trustees (including all non-interested Trustees), for the benefit of the Fund and its shareholders. None of the Trustees has any direct or indirect financial interest in the Distribution Plan. The Plan remains in effect from year to year provided the Trustees annually approve its continuance. The Trustees (as well as holders of the Investment Shares) must approve any material changes to the Plan, including changes to increase distribution expenses. The Plan may be terminated at any time, without penalty, by vote of the majority of the Trustees who are not interested persons of the Trust and who have no financial interest in the operations of the Plan, or by a vote of a majority of the outstanding voting Investment Shares. The Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act).

                         INDEPENDENT PUBLIC ACCOUNTANTS

         Arthur Andersen LLP
         225 Franklin Street
         Boston, Massachusetts 02110-2812

         As the Trust's independent public accountant, Arthur Andersen provides audit services, tax return review and assistance and consultation on financial information contained in the Fund's SEC filings.

                                  LEGAL COUNSEL

     The  Trust's  legal  counsel  is  Nutter,   McClennen  &  Fish,   LLP,  One
International Place, Boston, Massachusetts, 02110.

                             PURCHASE OF FUND SHARES

     The  following   information  about  how  to  purchase  the  Fund's  shares supplements the information in the Prospectus under the heading "Information About Your Account - Purchasing Shares."

     TRANSACTIONS THROUGH SECURITIES DEALERS. Fund shares may be purchased and redeemed through securities dealers. Some dealers may place the Fund's Shares in an account with their firm. Dealers may place conditions on the purchase of Fund shares, including:

   0 requirement to purchase more than the minimum investment amount, 0 restriction on issuing redemption checks in the customer's name; 0 limits on purchase of fractional Shares.

         FEES. There is no sales or service charge to individual investors by the Fund or by ADSD, although investment dealers, banks and other institutions may make reasonable charges to investors for their services. These fees are usually deducted monthly from the investor's account and on smaller accounts could constitute a substantial portion of the distribution. In some states, banks or other financial institutions may be required by law to register as securities dealers. Securities dealers may charge fees in connection with:

   O  same-day investment of client funds;
   O  same-day access to client funds;
   O advice about the status of accounts, yield currently being paid or income earned to date;
   O providing periodic account statements of security and money market positions;
   O  other assistance with inquiries related to a client's investment.

         RETIREMENT PLANS. Tax-deferred retirement plans such as individual retirement accounts ("IRAs"), Roth IRAs, Educational IRAs and other qualified plans are permitted to purchase shares of the Fund. Anyone considering establishing a retirement plan should consult with an attorney and/or accountant about the terms and tax consequences of the plan.

                            REDEMPTION OF FUND SHARES

         The following information about how to redeem the Fund's shares supplements the information in the Prospectus under the heading "Information About Your Account - Selling Shares."

         WIRE REDEMPTION PRIVILEGE. The Fund's Transfer Agent is authorized by the investor using this privilege to act on wire or telephone redemption instructions from any person who the Transfer Agent reasonably believes to be the genuine owner of the account. Ordinarily, if the Transfer Agent receives the redemption request in proper form, the Fund will usually initiate payment for the redeemed shares (less a $20 wire redemption fee) on the next business day after receipt.

         Redemption proceeds ($1,000 minimum) are be transferred by Federal Reserve wire to the commercial bank account specified on the Account Application or Shareholder Services Form (or to a correspondent bank if the investor's bank is not a member of the Federal Reserve System). The correspondent bank must immediately notify the investor's bank to avoid a delay in crediting the funds to the investor's bank account.

         SIGNATURES. Each shareholder (and each joint account holder) must personally sign a written redemption request. You must provide a signature guarantee if:

   O  you are redeeming shares worth more than $50,000;
   O you are requesting that the proceeds check be made out to someone other than the registered owners or be sent to an address other than the record address;
   O the account registration has changed within the last 30 days; or O you are instructing us to wire the proceeds to a bank account not designated on the Account Application.

         The Transfer Agent will generally accept signature guarantees in proper form from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program, the Securities Transfer Agents Medallion Program and the Stock Exchanges Medallion Program. Signature Guarantees must be signed by an authorized signatory of the guarantor and "Signature Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature guarantees, please call the telephone number listed on the cover.

         REDEMPTION COMMITMENT. The Fund will pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC. For requests in excess of such amount, the Board of Trustees may make payments in whole or in part in securities or other assets (usually during a time of emergency or when a cash distribution would adversely impact the Fund's liquidity). Any securities distributed would be readily marketable, to the extent available, and would be valued in the same manner as the Fund's investment securities are valued. Brokerage charges may be incurred upon the sale of such securities.

         SUSPENSION OF REDEMPTIONS. Redemption rights may be suspended and payment for redeemed Shares may be postponed under the following circumstances:

   O during any period when the NYSE is closed (excluding normal weekend and holiday closings);
   O  when trading is restricted in the Fund's normal markets;
   O during an emergency (as determined by the SEC) in which the Fund cannot reasonably dispose of its investments or determine its net asset value; or
   O during such other periods as the SEC may permit to protect the Fund's shareholders.

                       INVESTMENT OF PORTFOLIO SECURITIES

         BROKER-DEALERS. When selecting a broker or dealer to effect a transaction in the Fund's portfolio securities, ICM will consider various factors such as:

   O  the size and type of the transaction;
   O the nature and character of the markets for the security to be purchased or sold;
   O the dealer's execution efficiency, settlement capability, and financial condition;
   O the dealer's execution services rendered on a continuing basis; and O the reasonableness of any dealer spreads.

         When more than one broker-dealer is suitable, ICM will choose a broker-dealer capable of providing supplemental research services to the Fund, and may choose to pay a higher commission to account for the supplemental services. (It is impossible to estimate the frequency with which ICM uses such broker-dealers). Such research is intended to supplement ICM's normal independent research activities in an effort to avoid additional expense, rather than replace them. Supplemental research services may include:


   O  providing advice about the value of securities;
   O providing advice about the availability of availability of securities for purchase, or about specific purchasers or sellers of securities;
   O furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategies and performance of accounts; and
   O effecting securities transactions and performing incidental functions such as clearance and settlement.

         From time to time, ICM may execute portfolio transactions with broker-dealers who also sell shares of the Fund, subject to rules adopted by the National Association of Securities Dealers. ICM has made no commitment to execute any or all portfolio transactions through such broker-dealers.

         The Fund paid $45,923.05 in aggregate brokerage commissions for the period from the Fund's inception through December 31, 1998. The Fund paid $11,248.02 to Hoenig & Co., Inc. representing "soft-dollars" for investment research and brokerage services rendered during the period January 1, 1998 until December 31, 1998.

         The Fund paid $94,731.50 in aggregate brokerage commissions for the period January 1, 1999 until December 31, 1999. The Fund paid an aggregate $89,994.93 to Hoenig & Co., Inc., GK Baum, Interstate Group, PCS Securities and Bear Stearns representing "soft-dollars" for investment research and brokerage services rendered during the same period.

         IDENTICAL SECURITIES. From time to time, it is possible that identical securities may be held by more than one of ICM's clients. If ICM purchases or sells identical securities for more than one account at the same time, ICM may not be able to execute orders as large as it may desire, or buy and sell the securities at an advantageous price. Conversely, ICM may be able to obtain more desirable prices by buying or selling in a volume transaction identical securities held by more than one of its client accounts. When ICM purchases or sells identical securities for more than one of its accounts, ICM will allocate the transaction in such security between the Fund and all such client accounts in a manner ICM deems equitable, taking into account the size of each account and the amount being purchased or sold.

                                      TAXES

         QUALIFICATION. The Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. The Fund will not be required to pay federal income tax if the Fund meets these requirements:

         (1) SOURCE OF INCOME. The Fund must derive at least 90% of its annual gross income from dividends, interest, payments on loans of securities, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% income test").

         (2) DIVERSIFICATION. The Fund must also satisfy certain quarterly diversification requirements, including:

            (i) limiting the Fund's investment composition so that at least 50% of the Fund's total assets consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities.

            (ii) limiting other securities in (i) above, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and 10% of the issuer's outstanding voting securities; and

            (iii) limiting the value of the Fund's total assets that can be invested in a single issuer to 25% (other than U.S. Government securities or securities of other regulated investment companies).

         Changes to the Federal tax law repealed the 30% limit on gains from securities held for less than three months (the "30% test") for tax years beginning after August 5, 1997. However, the Fund may continue to observe the restriction until certain state taxing authorities adopt the new federal provisions.

         (3) DISTRIBUTION. The Fund must also make a "required distribution", consisting of:

            (i) 98% of the Fund's ordinary income earned during the calendar year; and
            (ii) 98% of capital gain net income for the one year period ending October 31 (or December 31 if an election is made).

          The required distribution also includes 100% of any undistributed amount from prior years. A 4% excise tax will be imposed on the excess, if any, of the Fund's "required distribution" over the amount distributed within the calendar year. Any dividend declared by the Fund in October, November or December as of a record date in such a month and paid during the following January will be treated for federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared.

         DIVIDENDS. Dividends from investment company taxable income may be taxed to the shareholders as ordinary income or long-term capital gain:

            (i) ORDINARY INCOME: dividends from net investment income, net short-term capital gain in excess of net long-term capital loss, and certain net foreign exchange gains, whether received in cash or reinvested in additional Shares.

            (ii) LONG-TERM CAPITAL GAIN: dividends from net long-term capital gain in excess of net short-term capital loss, if any, whether received in cash or reinvested in additional Shares (without regard to the length of time Shares of the Fund have been held).

         Recently enacted federal legislation provides for additional categories of net capital gain to be reported to shareholders each year beginning in 1997. Shareholders who receive annual 1099-DIV information from the Fund will also be provided with information with respect to the amount of 28% and 20% capital gain that is included in the capital gain dividend paid to shareholders during the year. The federal income tax status of all distributions will be reported to shareholders annually.

         FOREIGN INVESTMENTS. Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to the Fund's investments in stocks or securities may need to be limited in order to enable the Fund to satisfy certain tax qualification requirements. If the net foreign exchange loss for a year were to exceed the Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

     If the Fund acquires any equity interest (under proposed regulations, generally including not only stock but also an option to acquire stock) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the electing fund to recognize taxable income or gain without the concurrent receipt of cash. The Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

         The Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains, with respect to its investments, if any, in those countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The Fund does not expect to satisfy the requirements for passing through to its shareholders their pro rata share of qualified foreign taxes paid by the Fund, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.

         ORIGINAL ISSUE DISCOUNT. If the Fund invests in certain pay-in-kind securities ("PIKs"), zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and to avoid federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

         CARRY-FORWARD. For federal income tax purposes, the Fund is permitted to carry forward a net capital loss for any year to offset its own capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in federal income tax liability to the Fund and therefore are not expected to be distributed as such to shareholders.

         APPRECIATION. At the time of an investor's purchase of Fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions on these shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such Shares and the distributions economically represent a return of a portion of the investment.

         REDEMPTIONS. Redemptions and exchanges are taxable events. Any loss realized by a shareholder upon the redemption, exchange or other disposition of Shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such Shares.

         DERIVATIVES. Options written or purchased and futures contracts entered into by the Fund on certain securities, indices and foreign currencies, as well as certain foreign currency forward contracts, may cause the Fund to recognize gains or losses from marking-to-market at the end of its taxable year even though such options may not have lapsed, been closed out, or exercised or such futures or forward contracts may not have been performed or closed out. The tax rules applicable to these contracts may affect the characterization as long-term or short-term of capital gains and losses realized by the Fund. Certain options, futures and forward contracts relating to foreign currency may be subject to
Section 988, as described above, and may accordingly produce ordinary income or loss. Losses on certain options, futures or forward contracts and/or offsetting positions (portfolio securities or other positions with respect to which the Fund's risk of loss is substantially diminished by one or more options, futures or forward contracts) may also be deferred under the tax straddle rules of the

Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable the Fund to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to options, futures or forward contracts and straddles may affect the amount, timing and character of the Fund's income and losses and its distributions to shareholders.

         DIVIDENDS-RECEIVED DEDUCTION. For purposes of the 70% dividends-received deduction generally available to corporations under the Code, dividends received by the Fund from U.S. domestic corporations in respect of any share of stock with a tax holding period of at least 46 days (91 days in the case of certain preferred stock) held in an unleveraged position and distributed and designated by the Fund may be treated as qualifying dividends. Any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares. In order to qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Fund Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Fund Shares, and, if they borrow to acquire Fund Shares, they may be denied a portion of the dividends- received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporation's adjusted current earnings over its alternative minimum taxable income, which may increase a corporation's alternative minimum tax liability.

         QUALIFIED PLANS. Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

         BACKUP WITHHOLDING. Federal law requires that the Fund withhold (as "backup withholding") 31% of reportable payments, including dividends, capital gain dividends and the proceeds of redemptions (including exchanges) and repurchases to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Account Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. A Fund may nevertheless be required to withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous under reporting of interest or dividend income.

         STATE TAX. If, as anticipated, the Fund qualifies as a regulated investment company under the Code, it will not be required to pay any Massachusetts income, corporate excise or franchise taxes.

         The description of certain federal tax provisions above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons (U.S. citizens, residents or U.S. corporations, partnerships, trusts or estates) and who are subject to U.S. federal income tax. This description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, or tax-exempt or tax-deferred plans, accounts or entities. Investors other than U.S. persons may be subject to different U.S. tax treatment, including a possible 30% non-resident alien U.S. withholding tax (or non-resident alien withholding tax at a lower treaty rate) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, to 31% backup withholding on certain other payments from the Fund. Shareholders should consult their own tax advisers on these matters and on state, local and other applicable tax laws.

                              DESCRIPTION OF SHARES

         SERIES OF SHARES. The Board of Trustees may authorize the issuance of an unlimited number of full and fractional Shares of beneficial interest which may be divided into such separate series as the Trustees may establish. Currently, the Trust consists of only one series. However, the Trustees may establish additional series of shares, and may divide or combine the shares into a greater or lesser number of shares (without changing the proportionate beneficial interests in the Trust).

         CLASSES OF SHARES. The Trustees may classify or reclassify any series of the shares into one or more classes. The Trustees have authorized the issuance of two classes of Shares of the Fund designated as Investment Shares and Institutional Shares. Each Share of a class of the Fund represents an equal proportionate interest in the assets of the Fund allocable to that class. Upon liquidation of the Trust, shareholders of each class of a series are entitled to share pro rata in the net assets allocable to such class available for distribution to shareholders. The Trust may create and issue additional classes of shares.

         VOTING OF SHARES. Any matter required by federal or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of the Trust must be approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. A class or series will be deemed to be affected by a matter unless the interests of each class or series in the matter are substantially identical or the matter does not affect any interest of such class or series. The selection of independent public accountants, the approval of principal distribution contracts and the election of trustees are exempted.

         ANNUAL SHAREHOLDER MEETINGS. The Trust is not required and does not intend to hold annual meetings of shareholders. If the Trust holds a meeting, each share of the Trust will be entitled, as determined by the Trustees, to either one vote for each share or to one vote for each dollar of net asset value represented by such shares on all matters presented to shareholders including the elections of Trustees ("dollar based voting"). However, to the extent required by law or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees. Shareholder meetings may be called by the Trustees, certain officers of the Trust or upon the written request of holders of 10% or more of the Shares entitled to vote at such meetings. Shareholders have the right to vote only on those matters specified in the Declaration of Trust and such other matters as the Trustees may determine or as may be required by law.

         TERMINATION OF TRUST. The Declaration of Trust permits the termination of the Trust or of any series or class of the Trust:

                  (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or

                  (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders.

         MERGER OR CONSOLIDATION. The Declaration of Trust authorizes the Trustees, with shareholder approval to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a master-feeder structure by investing all or a portion of the assets of a series of the Trust in the securities of another open-end investment company.

         AMENDMENT OF TRUST. The Trustees may amend the Declaration of Trust without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment:

            (i)    that would affect the voting rights of shareholders;
            (ii)   that is required by law to be approved by shareholders;
            (iii) that would amend the voting provisions of the Declaration of Trust; or
            (iv)   that the Trustees determine to submit to shareholders.

                        SHAREHOLDER AND TRUSTEE LIABILITY

         LIABILITY AND INDEMNIFICATION OF SHAREHOLDERS. The Trust will indemnify each Shareholder out of Trust property and hold each Shareholder harmless from and against all claims and liabilities, to which a Shareholder may become subject by reason of his being or having been a Shareholder. The Trust will reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. If the Trust consists of more than one Series, recovery of losses and related expenses by Shareholders who are faced with claims or liabilities solely by reason of their status as

Shareholders of that Series may not exceed the assets of that Series. The Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any resulting judgment. While a shareholder may be held liable to the extent the Trust is unable to meet its indemnification obligations, the Trust believes this possibility is remote in light of the nature of the Trust's business and the nature and amount of its assets.

         LIABILITY AND INDEMNIFICATION OF TRUSTEES. The Declaration of Trust authorized the Trust to indemnify each of its Trustees, officers, agents and employees against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee, officer, agent or employee, directly or indirectly, by reason of being or having been a Trustee, officer, agent or employee of the Trust. The Declaration of Trust does not authorize the Trust to indemnify any Trustee, officer, agent or employee against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence, unlawful conduct or reckless disregard of such person's duties or of the best interests of the Trust.

                        DETERMINATION OF NET ASSET VALUE

         Shares of the Fund are sold on a continuous basis at the net asset value per share next determined upon receipt by the Transfer Agent of an order in proper form. Net asset value per share of each class of shares of the Fund is determined by dividing the value of its assets, less liabilities attributable to that Class, by the number of Shares of that class outstanding. The net asset value is computed once daily, on each day the NYSE is open, as of the close of regular trading on the NYSE.

         Calculation of the Fund's net asset value is governed by certain policies and limitations:

                  (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other stock exchange or quoted by NASDAQ is valued at its latest sale price on that exchange (or on the primary exchange therefor, if such securities are listed on more than one exchange) or quotation service prior to the time assets are valued. If there were no sales that day and for securities traded on the other over-the-counter markets, the security is valued at the mean between the most recently quoted bid and asked prices;

                  (2) when market quotations are not readily available, including circumstances under which it is determined by the Adviser that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees;

                  (3) the value of short-term debt securities which mature at a date less than sixty days subsequent to the valuation date will be determined on an amortized cost basis; and

                  (4) the value of other assets will be determined in good faith at fair value under procedures established by and under the general supervision of the Fund's Trustees. Dividends receivable are accrued as of the ex-dividend date. Interest income is accrued daily.

         The Fund does not accept purchase and redemption orders on days the NYSE is closed. The NYSE is currently scheduled to be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

                               INVESTMENT RESULTS

         QUOTATIONS, COMPARISONS AND GENERAL INFORMATION. From time to time, the Fund may cite certain performance rankings in its advertisements or reports to shareholders for the purpose of illustrating or comparing its past performance with that of other mutual funds. For example, total return of the Fund's classes may be compared to rankings prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors mutual fund performance; the Standard & Poor's 500 Stock Index ("S&P 500"), an index of unmanaged groups of common stock; the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE; or The Frank Russell Indexes ("Russell 1000," "2000," "2500," and "3000,") or the Wilshire Total Market Value Index ("Wilshire 5000"), two recognized unmanaged indexes of broad based common stocks.

         Performance rankings and listings reported in newspapers or national business and financial publications, such as Barron's, Business Week, Consumers Digest, Consumer Reports, Financial World, Forbes, Fortune, Investors Business Daily, Kiplinger's Personal Finance Magazine, Money Magazine, New York Times, Smart Money, USA Today, U.S. News and World Report, The Wall Street Journal, and Worth may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including Bloomberg Financial Markets, CDA/Wiesenberger, Donoghue's Mutual Fund Almanac, Investment Company Data, Inc., Johnson's Charts, Kanon Bloch Carre and Co., Lipper Analytical Services, Inc., Micropal, Inc.,
Morningstar,  Inc.,  Schabacker  Investment  Management and Towers Data Systems,
Inc.

         In addition, from time to time quotations from articles from financial publications such as those listed above may be used in advertisements in sales literature, or in reports to shareholders of the Fund.

         The Fund may also present, from time to time, historical information depicting the value of a hypothetical account in one or more classes of the Fund since the Fund's inception.

         In presenting investment results, the Fund may also include references to certain financial planning concepts, including (a) the need to evaluate financial assets and obligations to determine how much to invest; (b) the need to analyze the objectives of various investments to determine where to invest; and (c) the need to analyze the time frame for future capital needs to determine how long to invest. The investor controls these three factors, all of which affect the use of investments in building assets.

         One of the primary methods used to measure the performance of a class of the Fund is "total return." "Total return" will normally represent the percentage change in value of an account, or of a hypothetical investment in a class of the Fund, over any period up to the lifetime of that class of the Fund. Total return calculations will usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return percentages for periods of less than one year will usually be annualized; total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result.

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS. The Fund's average annual total return quotations for each of its classes are calculated by standard methods prescribed by the SEC. They are computed by finding the average annual compounded rates of return that would cause a hypothetical investment in that class made on the first day of a designated period (assuming all dividends and distributions are reinvested) to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

                                  P(1+T)n = ERV

Where: P  = a hypothetical initial payment of $1,000

       T  = average annual total return

       n  = number of years

     ERV = ending redeemable value of the hypothetical $1000 initial payment made at the beginning of the designated period (or fractional portion thereof).

         For purposes of the above computation, it is assumed that all dividends and distributions made by the Fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

     In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts of a particular class are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to a class's mean account size.

         The Fund's total return for the period commencing with operations and ending December 31, 1998, was -30.90% for the Investment Shares and -30.80% for the Institutional Shares. The Fund's total return for the year ended December 31, 1999 was 49.49% for the Investment Shares and 49.71% for the Institutional Shares. Please refer to the section of the Fund's Prospectus entitled "Past Performance" for a more detailed description of the Fund's Total Return for the period commencing with operations and ending December 31, 1999.

                             REGISTRATION STATEMENT

         This SAI and the Prospectus do not contain all the information included in the Trust's Registration Statement filed with the SEC which covers the Shares offered hereby. The Registration Statement, including exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

         Statements made within this SAI or the Prospectus with respect to any contract or other document are not necessarily complete. You should refer to the complete copy of such contract or other documents attached as an exhibit to the Trust's Registration Statement.

                                     EXPERTS

         Arthur Andersen LLP, independent public accountants, have audited the Financial Statements attached hereto as of and for the period ending December 31, 1999. The Trust has included such report in reliance on the authority of Arthur Andersen LLP as experts in accounting and auditing.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD
OF TRUSTEES OF THE
ICM/ ISABELLE SMALL CAP VALUE FUND

We have audited the accompanying statement of assets and liabilities of the ICM/ Isabelle Small Cap Value Fund, including the schedule of investments, as of December 31, 1999, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the ICM/ Isabelle Small Cap Value Fund as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Arthur Andersen, LLP
Boston, Massachusetts
February 24, 2000

ICM/ISABELLE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999

                                                                         MARKET
         SHARES                                                          VALUE
         ------                                                          -----
               COMMON STOCKS - 91.08%

               BASIC MATERIALS - 18.51%

        25,400 ACX Technologies, Inc.*                              $    271,462
        17,754 AK Steel Holding Corp.                                    335,107
         3,600 American National Can Group, Inc.                         306,800
         9,800 Cabot Corp.                                               199,675
        16,000 Castle (A.M.) & Co.                                       190,000
        39,500 CK Witco Corp.                                            528,312
        24,000 Commonwealth Industries, Inc.                             312,000
       134,600 Crown Vantage Inc.*                                       277,612
        37,400 Hanna (M.A.) Co.                                          409,063
        39,100 Material Sciences Corp.*                                  398,331
                                                                 ---------------
                                                                       3,228,362
                                                                 ---------------
               CAPITAL GOODS - 19.23%

       142,300 Brown & Sharpe Manufacturing Co.*                         302,387
         9,300 Carlisle Companies Inc.                                   334,800
        11,100 Chicago Bridge & Iron Co. NV                              152,625
        44,500 DT Industries, Inc.*                                      350,437
        25,600 ESCO Electronics Corp.                                    297,600
        23,200 Kollmorgen Corp.                                          285,650
        46,200 Magna Tek, Inc.*                                          355,163
        70,200 RTI International Metals, Inc.*                           526,500
        16,800 Sames Corp.                                               259,350
        27,200 TransPro, Inc.                                            175,100
        27,000 Woodhead Industries, Inc.                                 313,875
                                                                 ---------------
                                                                       3,353,487
                                                                 ---------------
               COMMUNICATION SERVICES - 6.09%

        74,375 Arch Communications Group, Inc.*                          490,410
        78,800 Signal Technology Corp.*                                  571,300
                                                                 ---------------
                                                                       1,061,710
                                                                 ---------------

                                                                                            MARKET
        SHARES                                                                              VALUE
        ------                                                                              -----
               CONSUMER CYCLICALS - 10.17%

        54,900 Acme Electric Corp.*                                                         315,675
        29,400 Louisiana-Pacific Corp.                                                      418,950
         2,700 McWhorter technologies, Inc.*                                                 43,200
        24,100 Measurement Specialties, Inc.*                                               503,088
         9,800 Russell Corp.                                                                164,150
        12,000 Westaff, Inc.*                                                                99,000
        42,700 Wickes Inc.                                                                  229,513
                                                                                          1,773,576
                                                                                -------------------

               CONSUMER STAPLES - 4.14%

        27,100 Homeland Holding Corp.*                                                       98,237
         6,200 Michael Foods, Inc.                                                          152,675
        45,700 WLR Foods, Inc.                                                              262,775
       133,850 Worldtex, Inc.*                                                              209,141
                                                                                -------------------
                                                                                            722,828
                                                                                -------------------

ICM/ISABELLE SMALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999


ASSETS:
      Investments in securities at market value

      (identified cost $16,467,254) (Note 1)                                                                $17,155,914
      Receivable for fund shares sold                                                                           691,322
      Due from advisor (Note 3)                                                                                     919
      Deferred organization costs (Note 1)                                                                       38,416
      Other assets                                                                                               11,326
      TOTAL ASSETS                                                                                           17,897,897
                                                                                                      -----------------
LIABILITIES:

      Payable for securities purchased                                                                          412,411
      Accrued expenses                                                                                           44,550
      TOTAL LIBILITIES                                                                                          456,961
                                                                                                      -----------------
NET ASSETS                                                                                                  $17,440,936
                                                                                                      =================
INVESTMENT CLASS SHARES (NOTE 1):

      Net assets (Unlimited shares of $0.001 par beneficial
      interest authorized; 967,017 shares outstanding)                                                     $  9,993,091
                                                                                                      =================

      Net asset value, offering and redemption price per Investment Class Share                          $        10.33
                                                                                                      =================

INSTITUTIONAL CLASS SHARES (NOTE 1):

      Net assets (Unlimited shares of $0.001 par beneficial
      interest authorized; 718,983 shares outstanding)                                                     $  7,447,845
                                                                                                      =================

      Net asset value, offering and redemption price per Institutional Class Share                       $        10.36
                                                                                                      =================
NET ASSETS CONSIST OF:

      Paid-in capital                                                                                        15,442,968
      Accumulated net investment loss                                                                         (105,009)
      Accumulated net realized gain on investments                                                            1,414,317
      Net unrealized appreciation on investments                                                                688,660
      NET ASSETS                                                                                            $17,440,936
                                                                                                      =================

ICM/ISABELLE SMALL CAP VALUE FUND
STATEMENT OF OPERATIONS
DECEMBER 31, 1999

                                                                                       For the Year
                                                                                           Ended
                                                                                     December 31, 1999
                                                                                -------------------------
INVESTMENT INCOME:
     Dividends                                                                    $                13,093
     Interest                                                                                      23,657
TOTAL INCOME                                                                                       36,750
                                                                                -------------------------
EXPENSES:
     Investment advisory fees (Note 3)                                                             78,006
     Transfer agent fees                                                                           57,974
     Professional fees                                                                             57,172
     Administration fees                                                                           51,247
     Accounting fees                                                                               43,802
     Registration fees                                                                             26,043
     Custodian fees (Note 3)                                                                       12,146
     Amortization of organization costs (Note 1)                                                   12,049
     Distribution fees - Investment Class (Note 4)                                                  8,582
     Printing expenses                                                                              6,630
     Trustees fees                                                                                  6,225
     Insurance expenses                                                                             2,782
     Miscellaneous fees                                                                             1,763
     TOTAL EXPENSES                                                                               364,421
          Fees waived and expenses reimbursed by advisor (Note 3)                               (221,224)
          Credits allowed by custodian (Note 3)                                                   (1,438)
NET EXPENSES                                                                                      141,759
                                                                                -------------------------
NET INVESTMENT LOSS                                                                             (105,009)
                                                                                -------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

     Net realized gain on investments                                                           2,226,890
     Net change in unrealized appreciation of investments                                       1,687,839
     Net realized and unrealized gain on investments                                            3,914,729
                                                                                -------------------------
NET INCREASE IN NET ASSETS

     RESULTING FROM OPERATIONS                                                    $            3,809,720
                                                                                =========================

ICM/ISABELLE SMALL CAP VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS
DECEMBER 31, 1999

                                                                                         For the Period
                                                             For the Year                March 9, 1998*
                                                                Ended                       through
                                                          December 31, 1999            December 31, 1998
                                                       ------------------------     ------------------------
OPERATIONS:

     Net investment loss                                $              (105,009)     $               (31,257)
     Net realized gain/loss on investments                            2,226,890                     (812,573)
     Net change in unrealized appreciation/
     (depreciation) of investments                                    1,687,839                     (999,179)
                                                       ------------------------     ------------------------
          Net increase (decrease) in net

          assets resulting from operations                            3,809,720                   (1,843,009)
                                                       ------------------------     ------------------------
CAPITAL SHARE TRANSACTIONS:
     Shares sold:
          Investment Class                                            6,998,269                    2,144,314
          Institutional Class                                         1,782,304                    5,500,000
     Shares redeemed:
          Investment Class                                             (544,317)                    (206,284)
          Institutional Class                                                      -                (300,061)
                                                       ------------------------     ------------------------
     Increase in net assets derived from
     capital share transactions (a)                                   8,236,256                    7,137,969
                                                       ------------------------     ------------------------
          TOTAL INCREASE IN NET ASSETS                               12,045,976                    5,294,960
                                                       ------------------------     ------------------------
NET ASSETS:
     Beginning of period                                              5,394,960                      100,000
                                                       ------------------------     ------------------------
     End of period (including accumulated net
     investment loss of ($105,009) and $0,
     respectively)                                        $          17,440,936       $            5,394,960
                                                       ========================     ========================
(a) Transactions in capital stock were:
     Shares sold:
          Investment Class                                              789,647                      270,372
          Institutional Class                                           179,609                      589,374
     Shares redeemed:
          Investment Class                                              (62,928)                     (30,074)
          Institutional Class                                                -                       (50,000)
                                                       ------------------------     ------------------------
          Increase in shares outstanding                                906,328                      779,672
                                                       ========================     ========================

* Commencement of investment operations for the Investment Class. Commencement of operations for the Institutional Class was March 29, 1998.

ICM/ISABELLE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
DECEMBER 31, 1999

The table below sets forth financial data for one share of capital stock outstanding throughout each period indicated.

                                                                Investment                    Investment
                                                                   Class                        Class
                                                         -------------------------     ------------------------
                                                                                          For the Period
                                                               For the Year               March 9, 1998*
                                                                   Ended                     through
                                                             December 31, 1999          December 31, 1998
                                                         -----------------------     ---------------------
NET ASSET VALUE, BEGINNING OF                             $                6.91     $               10.00
PERIOD
                                                         -----------------------     ---------------------
     Income From Investment Operations:

     Net investment loss                                                  (0.12)                    (0.04)
     Net gains/(losses) on securities

         (both realized and unrealized)                                    3.54                     (3.05)
             TOTAL FROM INVESTMENT OPERATIONS                              3.42                     (3.09)
                                                         -----------------------     ---------------------
NET ASSET VALUE, END OF PERIOD                            $               10.33      $               6.91
                                                         =======================     =====================
TOTAL RETURN                                                              49.49%                   (30.90%)

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (in 000s)                  $               9,993      $              1,660
     Ratio of expenses to average net assets:
         Before expense reimbursement(2)                                   4.79%                     8.81%(1)
         After expense reimbursement(2)                                    1.95%                     1.95%(1)
     Ratio of net investment loss to
     average net assets:

         Before expense reimbursement(2)                                  (4.24%)                   (7.99%)(1)
         After expense reimbursement(2)                                   (1.39%)                   (1.13%)(1)
     Portfolio turnover rate                                              84.30%                    21.43%


   * Commencement of investment operations.
   1 Annualized.
   2 Includes custody earnings credits.

ICM/ISABELLE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
DECEMBER 31, 1999

The table below sets forth financial data for one share of capital stock outstanding throughout each period indicated.

                                                               Institutional                Institutional
                                                                  Class                        Class
                                                         -------------------------     ------------------------
                                                                                           For the Period
                                                               For the Year                March 29, 1998*
                                                                   Ended                       through
                                                             December 31, 1999            December 31, 1998
                                                         -------------------------     ------------------------
NET ASSET VALUE, BEGINNING OF                             $                  6.92     $                  10.00
PERIOD
                                                         -------------------------     ------------------------
     Income From Investment Operations:
     Net investment loss                                                    (0.10)                       (0.04)
     Net gains/(losses) on securities
         (both realized and unrealized)                                      3.54                        (3.04)
             TOTAL FROM INVESTMENT OPERATIONS                                3.44                        (3.08)
                                                         -------------------------     ------------------------
NET ASSET VALUE, END OF PERIOD                            $                 10.36      $                  6.92
                                                         =========================     ========================
TOTAL RETURN                                                                49.71%                      (30.80%)

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (in 000s)                  $                 7,448      $                 3,734
     Ratio of expenses to average net assets:
         Before expense reimbursement(2)                                     4.54%                        8.56%(1)
         After expense reimbursement(2)                                      1.70%                        1.70%(1)
     Ratio of net investment loss to
     average net assets:
         Before expense reimbursement(2)                                    (4.14%)                      (7.74%)(1)
         After expense reimbursement(2)                                     (1.30%)                      (0.88%)(1)
     Portfolio turnover                                                     84.30%                       21.43%
     rate


   * Commencement of investment operations.

   1 Annualized.
   2 Includes custody earnings credits.

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1999

NOTE 1- SIGNIFICANT ACCOUNTING POLICIES

ICM/Isabelle Small Cap Value Fund (the "Fund"), a series of ICM Series Trust (the "Trust") was organized as a Massachusetts business trust pursuant to a trust agreement dated November 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers two classes of shares (Investment Class shares and Institutional shares), each of which has equal rights as to class and voting privileges. The Investment class has exclusive voting rights with respect to its distribution plan pursuant to Rule 12b-1 ("12b-1 Plan") and is subject to 12b-1 Plan expenses. The Fund commenced operations on March 9, 1998 (March 29, 1998 for the Institutional Class). The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

         A. SECURITY VALUATION. Investments in securities are valued at the last reported sales price on the national securities exchange or national securities market on which such securities are primarily traded on the last business day of the period. Unlisted securities, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost plus accrued interest, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Board of Trustees.

         B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

         C. NET ASSET VALUE PER SHARE. Net Asset value per share of each class of shares of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets, less liabilities attributable to that class, by the number of outstanding shares of that class. The net asset value of the classes may differ because of different fees and expenses charged to each class.

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999 (CONTINUED)


         D. ORGANIZATION COSTS. Organization costs are amortized on a straight line basis over five years from commencement of operations. If any of the original shares are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be decreased by the prorata share of the unamortized organizational costs as of the date of redemption. The prorata shares will be derived by dividing the number of original shares redeemed by the total number of original shares outstanding at the time of redemption.

         E. FEDERAL INCOME TAXES. The Trust intends to continue to qualify each year as a regulated investment company by complying with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies including, among other things, distributing substantially all of its earnings to its shareholders. Therefore, no federal income tax provision is required.

         F. INCOME AND EXPENSES. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based on the proportion of net assets of each class at the beginning of that day.

         G. DISTRIBUTIONS TO SHAREHOLDERS. The Fund will distribute substantially all of its net investment income and capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principals.

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999 (CONTINUED)


         H. USE OF ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, aggregated $20,774,320 and $6,915,565 respectively, for the year ended December 31, 1999.

NOTE 3 - INVESTMENT MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS Ironwood Capital Management, LLC ("ICM") serves as the investment advisor for the Fund pursuant to an investment advisory agreement (the "Agreement") dated March 2, 1998. Under the terms of the Agreement, ICM receives a fee from the Fund, accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund.

Pursuant of the terms of the Agreement, ICM is obligated for as long as the Agreement remains in effect, to limit total Fund expenses, including its investment advisory fee, to 1.95% of the average daily net assets annually for the Investment Class and 1.70% of the average daily net assets annually for the Institutional Class, and to waive such fees and expenses to the extent that they exceed these amounts. For the year ended December 31, 1999, advisory fees of $78,007 were waived by ICM and ICM as agreed to reimburse the Fund $143,244. Unreimbursed balance due from Advisor as of December 31, 1999 was $919. Certain officers and Trustees of the Trust are affiliated persons of ICM.

Effective August 23, 1999, American Data Services, Inc. ("ADS") serves as the administrator, fund accounting agent and transfer agent to the Fund, and ADS Distributors, an affiliate of ADS, serves as the Fund's distributor.

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999 (CONTINUED)


For providing administrative services, the Fund pays ADS a fee at the annualized rate of 0.10% of the Fund's average daily net assets up to $100 million and at reduced percentages thereafter; a minimum fee applies. For providing fund accounting services, the Fund pays ADS a fixed monthly fee for average net assets less than $25 million plus out-of-pocket expenses. For providing transfer agent services, the Fund pays ADS a minimum monthly or per account fee plus certain transaction fees. Prior to August 23, 1999, First Data Investor Services Group, Inc., a subsidiary of First Data Corporation, served as the Fund's administrator.

Fifth Third Bank serves as the Fund's custodian.

Fifth Third Bank has agreed to compensate the Fund and decrease custody fees for any cash balances left uninvested by it. For the year ended December 31, 1999, the Fund's custodian expenses were reduced by $1,438.

No officer, trustee or employee of ICM, or ADS, or any affiliate thereof, receives any compensation from the Trust for serving as a Trustee or officer of the Trust. The Trust pays each unaffiliated Trustee an annual fee of $2,000 for their services, including their attendance at board and committee meetings. The Trust also reimburses each unaffiliated Trustee for travel and out-of-pocket expenses related to the attendance at such meetings.

NOTE 4 - DISTRIBUTION PLAN

The Trustees of the Fund have adopted a 12b-1 Plan with respect to the Investment Class shares pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder, which permits the Fund to pay certain expenses associated with the distribution of its Investment Class shares. Under the 12b-1 Plan, the Fund compensates the Distributor, at a fee calculated at an annual rate of up to 0.25% of the value of the average daily net assets attributable to the Investment Class shares for distribution expenses borne, or paid to others, by the Distributor. For the year ended December 31, 1999, the Fund incurred $8,582 in the distribution costs for Investment Class shares.

APPENDIX A

                         MOODY'S INVESTORS SERVICE, INC.


     Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca:  Bonds  which  are  rated  Ca  represent   obligations   which  are
speculative in a high degree. Such issues are often in default or have other market shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Unrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1.       An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities tha are not rated as a matter of policy.

3.       There is a lack of essential data pertaining to the issu or issuer.

4.       The  issue  was  privately  placed,  in which  case the  rating  is not
         published   in   Moody's   Investors   Service,    Inc.'s   ("Moody's")
         publications.

         Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

     Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believe possess the strongest investment attributes are designated by the symbols Aa-1, A-1, Baa-1, and B-1.

                        STANDARD & POOR'S RATINGS SERVICE

     AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's Ratings Service ("S&P"). Capacity to pay interest and repay principal is extremely strong.

     AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

     BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

     BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.

     C1: The rating C1 is reserved for income bonds on which no interest is being paid.

     D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                                     PART C

                                OTHER INFORMATION

ITEM 23.       EXHIBITS.

               (a)               Declaration of Trust*

               (b)               By-Laws*

               (c)               Instruments Defining Rights of
                                 Security Holders

                                 Not Applicable

               (d)               Investment Advisory Contracts

                                 Investment Advisory Agreement
                                 with Ironwood Capital Management, LLC*

               (e)               Underwriting Contracts

               (e)(1)            Distribution Agreement with First
                                 Data Distributors, Inc.*

               (e)2)             Underwriting Agreement with ADS
                                 Distributors, Inc. dated as of
                                 August 10, 1999 (replaces
                                 Exhibit (e)(1))**

               (f)               Bonus or Profit Sharing Contracts

                                 Not Applicable

               (g)               Custodian Agreements

                                 Custody Agreement with The Fifth
                                 Third Bank*

               (h)               Other Material Contracts

               (h)(1) Transfer Agency and Service Agreement with First Data Investor Services Group, Inc.*

               (h)(2) Transfer Agency and Service Agreement with American Data Services, Inc. dated as of August 10, 1999 (replaces Exhibit (h)(1))**

               (h)(3) Administration Agreement with First Data Investor Services Group, Inc.*

               (h)(4) Administrative Services Agreement with American Data Services, Inc. dated as of August 10, 1999 (replaces Exhibit
                                 (h)(3))**

               (h)(5) Fund Accounting Service Agreement with American Data Services, Inc. dated as of August 10, 1999**

               (i)               Legal Opinion

                                 Opinion and Consent of Counsel*

               (j)               Other Opinions

                                 Consent of Independent Public
                                 Accountants*

               (k)               Omitted Financial Statements

                                 Not Applicable

               (l)               Initial Capital Agreements

                                 Form of Initial Capital Purchase Agreement*

               (m)               Rule 12b-1 Plan

                                 Distribution Plan for Investment Class
                                 Shares*

               (n)               Rule 18f-3 Plan

                                 Multi-Class Plan*

               (o)(1)            Financial Data Schedule - Investment Class**

               (o)(2)            Financial Data Schedule - Institutional Class**

               (p)(1) Code of Ethics, adopted February 10, 1998 by the Fund, and Ironwood Capital Management, LLC, the Fund's investment adviser, pursuant to Rule 17j-1.**

               (p)(2) Code of Ethics, adopted as of May 1, 1998 by American Data Services Inc., the Fund's principal underwriter, pursuant to Rule 17j-1.**

---------------------------------------------
*   Previously filed
**  Filed herewith

ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
REGISTRANT.

                  None.

ITEM 25.          INDEMNIFICATION.

         Reference is made to Article V of Registrant's Declaration of Trust filed as an exhibit to this Registration Statement.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to Trustees, Officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable.

         In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers of controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such Trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

                        IRONWOOD CAPITAL MANAGEMENT, LLC

Name                                     Position With Adviser
----                                     ---------------------
Warren J. Isabelle, CFA                  President and Chief Executive
                                         Officer

Richard L. Droster                       Executive Vice-President

Donald Collins                           Senior Portfolio Manager

Gary S. Saks                             Vice President of Compliance

Shantelle J. Reidy                       Senior Financial and
                                         Operations Analyst


         For more information relating to the Investment Advisor's personnel, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Ironwood Capital Management, LLC, SEC File No. 801-55081.

ITEM 27.  PRINCIPAL UNDERWRITERS.

         (a) ADS Distributors, Inc. ("ADSD") serves as distributor of shares of the Registrant. ADSD also serves as principal underwriter to the following investment companies other than the Registrant:

                  The Canandaigua Funds

ADSD is registered with the Securities and Exchange Commission ("SEC") as a broker-dealer and is a member of the National Association of Securities Dealers. ADSD is located at 150 Motor Parkway, Hauppauge, NY 11788-0132.

         (b) The information required by this item with respect to each director, officer and partner of ADSD is incorporated by reference to Schedule A of Form BD filed by ADSD under the Securities Exchange Act of 1934 (SEC File Number 8-49995). No director, officer or partner of ADSD holds a position or office with the Registrant.

         (c) Not Applicable

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

         The Account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

          (1) Ironwood Capital Management, LLC, 21 Custom House Street, #240, Boston, Massachusetts 02109 (records relating to its function as investment adviser).

          (2) American Data Services, Inc., 150 Motor Parkway, Hauppauge, NY 11788-0132 (records relating to its functions as Administrator, Fund Accountant and Transfer Agent).

          (3)  ADS  Distributors,   Inc.,  150  Motor  Parkway,   Hauppauge,  NY
11788-0132 (records relating to its function as distributor).

          (4) The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45262 (records relating to its function as custodian).

ITEM 29.   MANAGEMENT SERVICES.

         Not Applicable

ITEM 30.   UNDERTAKINGS.

         Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on this 28th day of April, 2000.

                                                ICM SERIES TRUST


                                                By:  /s/ Warren J. Isabelle
                                                   -----------------------------
                                                   Warren J. Isabelle, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES                          TITLE                       DATE
----------                          -----                       ----


s/ Warren J. Isabelle               President, Trustee           April 28, 2000
----------------------              and Chairman of the
Warren J. Isabelle                  Board


/s/ Richard L. Droster              Vice President and           April 28, 2000
----------------------              Trustee
Richard L. Droster


/s/ Gary S. Saks                    Vice President,              April 28, 2000
----------------------              Treasurer and
Gary S. Saks                        Secretary



                       [Signatures continued on next page]

/s/ John A. Fiffy
----------------------
John A. Fiffy                       Trustee                      April 28, 2000


/s/ N. Stephen Ober
----------------------
N. Stephen Ober                     Trustee                      April 25, 2000


/s/ Donald Nelson
----------------------
Donald Nelson                       Trustee                      April 26, 2000

                                  EXHIBIT INDEX

EXHIBIT           DESCRIPTION

(1)               Declaration of Trust*

(2)               By-Laws*

(3)               Instruments Defining Rights of Security Holders-None

(4)               Investment Advisory Agreement with Ironwood Capital
                  Management, LLC*

(5)               (a) Distribution Agreement with First Data Distributors, Inc.*

(5) (b) Underwriting Agreement with ADS Distributors, Inc. dated as of August 10, 1999 (replaces Exhibit 5(a))**

(6)               Bonus or Profit Sharing Contracts - None

(7)               Custody Agreement with The Fifth Third Bank*

(8)               Other Material Contracts

                  (a) Transfer  Agency  and  Service  Agreement  with First Data
                      Investor Services Group, Inc.*

                  (b) Transfer  Agency and Service  Agreement with American Data
                      Services, Inc. dated as of August 10, 1999 (replaces Exhibit (8)(a))**

                  (c) Administration Agreement with First Data Investor Services
                      Group, Inc.*

                  (d) Administrative   Services  Agreement  with  American  Data
                      Services, Inc. dated as of August 10, 1999 (replaces Exhibit (8)(c))**

                  (e) Fund  Accounting  Service  Agreement  with  American  Data
                      Services, Inc. dated as of August 10, 1999**

(9)               Opinion and Consent of Counsel*

(10)              Consent of Independent Public Accountants*

(11)              Omitted Financial Statements - None

(12)              Form of Initial Capital Purchase Agreement*

(13)              12b-1 Distribution Plan for Investment Class Shares*

(15)              18f-3 of Multi-Class Plan*

(27.1)            Financial Data Schedule - Investment Class**

(27.2)            Financial Data Schedule - Institutional Class**

                  (99) Additional Exhibits

                  (a) Code of Ethics, adopted February 10, 1998 by the Fund, and
                      Ironwood Capital Management, LLC, the Fund's investment adviser, pursuant to Rule 17j-1.**

                  (b) Code of Ethics, adopted as of May 1, 1998 by American Data
                      Services Inc., the Fund's principal underwriter, pursuant to Rule 17j-1.**

---------------------------------------------
*  Previously filed
** Filed herewith